UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investments Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	01/31/2022

Date of reporting period:	07/31/2021

Item 1 – Reports to Stockholders

PGIM CORE SHORT-TERM BOND FUND

PGIM CORE ULTRA SHORT BOND FUND

PGIM INSTITUTIONAL MONEY MARKET FUND

SEMIANNUAL REPORT

JULY 31, 2021

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Funds’ portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of July 31, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PGIM is a Prudential Financial company. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Core Short-Term Bond Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

Total Returns as of 7/31/21	Average Annual Total Returns as of 7/31/21
6 Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)
PGIM Core Short-Term Bond Fund
0.38	1.20	2.15	2.15
Bloomberg US Short Treasury Index
0.03	0.10	1.26	0.72
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
0.10	0.23	1.46	0.90

*Not Annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Bloomberg US Short Treasury Index—The Bloomberg US Short Treasury Index includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips.

ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index—tracks the performance of a basket of synthetic assets paying Libid to a stated maturity. The index purchases a new instrument each day, priced at par, having exactly its stated maturity and with a coupon equal to that day’s fixing rate. All issues are held to maturity. Therefore each day the index is comprised of a basket of securities. The index is not marked to market. The returns of the index represent the accrued income generated by the equally weighted average of all the coupons in the basket for a given day.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Distributions and Yields as of 7/31/21
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
PGIM Core Short-Term Bond Fund	0.05	0.67	0.67

PGIM Investment Portfolios 2	3

PGIM Core Short-Term Bond Fund

Your Fund’s Performance (continued)

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 7/31/21 (%)
AAA	21.8
AA	11.8
A	39.1
BBB	10.9
BB	0.1
B	0.1
CCC	0.2
Not Rated	–0.3
Cash/Cash Equivalents	16.3
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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PGIM Core Ultra Short Bond Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

Total Returns as of 7/31/21	Average Annual Total Returns as of 7/31/21
6 Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)
PGIM Core Ultra Short Bond Fund
0.07	0.20	1.36	0.79
Bloomberg 1-3 Month US Treasury Bill Index
0.01	0.06	1.10	0.58
iMoneyNet Prime Institutional Funds Average
0.01	0.02	1.07	0.57

*Not Annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definition

Bloomberg 1–3 Month US Treasury Bill Index—The Bloomberg 1–3 Month US Treasury Bill Index includes all publicly issued zero-coupon US Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

iMoneyNet Prime Institutional Funds Average—The iMoneyNet Prime Institutional Funds Average is based on the average return of all funds in the iMoneyNet Prime Institutional Funds universe for the periods noted. Funds in the iMoneyNet Prime Institutional Funds Average primarily invest in a variety of taxable short-term corporate and bank debt securities.

Distributions and Yields as of 7/31/21
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
PGIM Core Ultra Short Bond Fund	0.00	0.10	0.10

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

PGIM Investment Portfolios 2	5

PGIM Core Ultra Short Bond Fund

Your Fund’s Performance (continued)

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 7/31/21 (%)
A-1+/P-1	79.7
A-1/P-1	20.3
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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PGIM Institutional Money Market Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

Total Returns as of 7/31/21	Average Annual Total Returns as of 7/31/21
6 Months* (%)	One Year (%)	Since Inception (%)
PGIM Institutional Money Market Fund
0.03	0.11	1.30 (7/19/16)
iMoneyNet Prime Institutional Funds Average
0.01	0.02	1.07

*Not Annualized

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without waiver of fees and/or expense reimbursements, if any, the Fund’s returns would have been lower.

Institutional Money Market Fund Yield Comparison

PGIM Investment Portfolios 2	7

PGIM Institutional Money Market Fund

Your Fund’s Performance (continued)

Weighted Average Maturity* (WAM) Comparison

The graphs portray weekly 7-day current yields and weekly WAMs for PGIM Institutional Money Market Fund and the iMoneyNet Prime Institutional Funds Average every Tuesday from July 28, 2020 to July 27, 2021, the closest dates prior to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund’s performance table as of July 31, 2021. Without waiver of fees and/or expense reimbursements, if any, the Fund’s 7-day yield would have been lower.

* Weighted Average Maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding, or redemption provision.

Benchmark Definition

iMoneyNet Prime Institutional Funds Average—The iMoneyNet Prime Institutional Funds Average is based on the average return of all funds in the iMoneyNet Prime Institutional Funds universe for the periods noted. Funds in the iMoneyNet Prime Institutional Funds Average primarily invest in a variety of taxable short-term corporate and bank debt securities.

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Fees and Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended July 31, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Investment Portfolios 2	9

Fees and Expenses (continued)

PGIM Core Short-Term Bond Fund	Beginning Account Value February 1, 2021	Ending Account Value July 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,003.80	0.04%	$0.20
Hypothetical	$1,000.00	$1,024.60	0.04%	$0.20

PGIM Core Ultra Short Bond Fund	Beginning Account Value February 1, 2021	Ending Account Value July 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,000.70	0.01%	$0.05
Hypothetical	$1,000.00	$1,024.74	0.01%	$0.05

PGIM Institutional Money Market Fund	Beginning Account Value February 1, 2021	Ending Account Value July 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,000.30	0.07%	$0.35
Hypothetical	$1,000.00	$1,024.45	0.07%	$0.35

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2021, and divided by the 365 days in the Fund’s fiscal year ending January 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which each Fund may invest.

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Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

ADBB—Asian Development Bank Bonds

BSBY—Bloomberg Short-Term Bank Yield Index

EMTN—Euro Medium Term Note

FFCSB—Federal Farm Credit System Bank

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

FRDD—Floating Rate Daily Demand Note

GMTN—Global Medium Term Note

GNMA—Government National Mortgage Association

LIBOR—London Interbank Offered Rate

MASTR—Morgan Stanley Structured Asset Security

MTN—Medium Term Note

OTC—Over-the-counter

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

S—Semiannual payment frequency for swaps

SOFR—Secured Overnight Financing Rate

T—Swap payment upon termination

TVA—Tennessee Valley Authority

USOIS—United States Overnight Index Swap

11

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 85.5%

ASSET-BACKED SECURITIES 7.0%

Automobiles 3.2%
Ally Auto Receivables Trust,
Series 2018-03, Class A3	3.000%	01/17/23	1,219	$1,221,892
Series 2019-02, Class A3	2.230	01/16/24	2,317	2,339,804
CarMax Auto Owner Trust,
Series 2018-01, Class A3	2.480	11/15/22	115	114,815
Series 2018-02, Class A3	2.980	01/17/23	654	655,924
Series 2018-03, Class A3	3.130	06/15/23	2,738	2,760,335
Series 2018-04, Class A3	3.360	09/15/23	4,434	4,491,136
Series 2019-02, Class A3	2.680	03/15/24	2,464	2,503,966
Series 2020-04, Class A3	0.500	08/15/25	2,400	2,408,578
Fifth Third Auto Trust,
Series 2019-01, Class A3	2.640	12/15/23	1,363	1,377,233
Ford Credit Auto Lease Trust,
Series 2020-B, Class A2A	0.500	12/15/22	1,162	1,162,497
Series 2020-B, Class A2B, 1 Month LIBOR + 0.260%	0.353(c)	12/15/22	1,162	1,162,185
Ford Credit Auto Owner Trust,
Series 2017-01, Class A, 144A	2.620	08/15/28	4,600	4,660,785
Ford Credit Floorplan Master Owner Trust,
Series 2019-01, Class A	2.840	03/15/24	8,400	8,536,178
Series 2019-03, Class A1	2.230	09/15/24	3,800	3,884,146
GM Financial Consumer Automobile Receivables Trust,
Series 2018-03, Class A3	3.020	05/16/23	987	993,833
Series 2018-04, Class A3	3.210	10/16/23	2,019	2,040,818
GMF Floorplan Owner Revolving Trust,
Series 2018-04, Class A1, 144A	3.500	09/15/23	13,100	13,152,602
Series 2019-01, Class A, 144A	2.700	04/15/24	10,500	10,681,322
Honda Auto Receivables Owner Trust,
Series 2018-02, Class A3	3.010	05/18/22	64	64,307
Series 2019-02, Class A3	2.520	06/21/23	1,262	1,276,230
Hyundai Auto Lease Securitization Trust,
Series 2020-B, Class A2, 144A	0.360	01/17/23	1,855	1,856,172
Mercedes-Benz Auto Receivables Trust,
Series 2018-01, Class A3	3.030	01/17/23	654	657,046
Nissan Auto Receivables Owner Trust,
Series 2018-B, Class A3	3.060	03/15/23	1,187	1,198,411
Santander Retail Auto Lease Trust,
Series 2019-C, Class A2A, 144A	1.890	09/20/22	1,227	1,228,283
Series 2020-B, Class A2, 144A	0.420	11/20/23	8,579	8,595,135

See Notes to Financial Statements.

12

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)

Toyota Auto Receivables Owner Trust,
Series 2018-C, Class A3	3.020%	12/15/22	1,503	$1,512,116
World Omni Auto Receivables Trust,
Series 2018-C, Class A3	3.130	11/15/23	2,929	2,958,308
Series 2018-D, Class A3	3.330	04/15/24	4,012	4,067,152
Series 2019-A, Class A3	3.040	05/15/24	948	959,830

				88,521,039

Credit Cards 2.7%
American Express Credit Account Master Trust,
Series 2018-08, Class A	3.180	04/15/24	7,700	7,729,191
Series 2019-01, Class A	2.870	10/15/24	15,000	15,252,561
Series 2019-02, Class A	2.670	11/15/24	6,900	7,022,617
Series 2019-03, Class A	2.000	04/15/25	14,800	15,101,244
BA Credit Card Trust,
Series 2019-A01, Class A1	1.740	01/15/25	16,600	16,872,469
Discover Card Execution Note Trust,
Series 2018-A05, Class A5	3.320	03/15/24	10,100	10,139,929
Series 2019-A01, Class A1	3.040	07/15/24	1,000	1,013,218

				73,131,229

Home Equity Loans 0.8%
Accredited Mortgage Loan Trust,
Series 2004-04, Class A2D, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.789(c)	01/25/35	894	885,276
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-HE01, Class M2, 1 Month LIBOR + 2.550% (Cap N/A, Floor 2.550%)	2.639(c)	11/25/33	2	7,324
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-11, Class AV2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)	0.829(c)	12/25/33	190	188,501
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W03, Class M2, 1 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)	2.789(c)	09/25/33	5,769	5,803,695
Asset-Backed Funding Certificate Trust,
Series 2003-AHL01, Class A1	4.184	03/25/33	205	208,265

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	13

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Asset-Backed Funding Certificate Trust, (cont’d.)
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	0.769%(c)	04/25/33	633	$616,063
Series 2004-HE01, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.989(c)	03/25/34	426	419,646
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	0.769(c)	11/25/33	193	190,258
Bear Stearns Asset-Backed Securities Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.230% (Cap 11.000%, Floor 1.230%)	1.319(c)	06/25/43	264	265,309
CDC Mortgage Capital Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.139(c)	11/25/33	1,077	1,065,318
Equifirst Mortgage Loan Trust,
Series 2003-01, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.939(c)	12/25/32	33	33,195
Home Equity Asset Trust,
Series 2002-03, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.439(c)	02/25/33	317	319,732
Series 2003-02, Class M1, 1 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.409(c)	08/25/33	708	714,204
Series 2003-03, Class M1, 1 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	1.379(c)	08/25/33	597	598,242
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.169(c)	04/25/34	250	250,236
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.789(c)	09/25/34	140	135,826
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.889(c)	08/25/35	45	43,908
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.289(c)	08/25/35	214	213,595
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 1.275%)	1.364(c)	04/25/33	848	848,970
Series 2003-NC05, Class M3, 1 Month LIBOR + 3.450% (Cap N/A, Floor 3.450%)	3.539(c)	04/25/33	83	84,318

See Notes to Financial Statements.

14

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust, (cont’d.)
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.139%(c)	09/25/33	729	$726,450
Series 2003-NC08, Class M2, 1 Month LIBOR + 2.625% (Cap N/A, Floor 2.625%)	2.714(c)	09/25/33	12	12,347
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.109(c)	10/25/33	121	121,127
Series 2004-HE07, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.989(c)	08/25/34	2,361	2,344,994
New Century Home Equity Loan Trust,
Series 2004-01, Class M1, 1 Month LIBOR + 0.885% (Cap 11.500%, Floor 0.885%)	0.974(c)	05/25/34	2,653	2,634,235
Renaissance Home Equity Loan Trust,
Series 2003-01, Class A, 1 Month LIBOR + 0.860% (Cap N/A, Floor 0.860%)	0.949(c)	06/25/33	248	234,296
Residential Asset Securities Trust,
Series 2004-KS05, Class AI5	4.606(cc)	06/25/34	4,004	4,088,386
Saxon Asset Securities Trust,
Series 2003-03, Class M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.489(c)	12/25/33	32	32,255

				23,085,971

Residential Mortgage-Backed Securities 0.3%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R05, Class M1, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)	0.959(c)	07/25/34	288	288,030
Amortizing Residential Collateral Trust,
Series 2002-BC05, Class M2, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	1.889(c)	07/25/32	74	74,576
Chase Funding Trust,
Series 2002-02, Class 2A1, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)	0.589(c)	05/25/32	289	286,168
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)	0.749(c)	11/25/32	249	247,340
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.139(c)	07/25/33	123	122,937

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	15

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates, (cont’d.)
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.839%(c)	03/25/34	113	$113,143
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB05, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.109(c)	11/25/33	452	447,940
Equity One Mortgage Pass-Through Trust,
Series 2003-01, Class M1	4.860(cc)	08/25/33	46	47,255
First Franklin Mortgage Loan Trust,
Series 2004-FF05, Class A1, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	0.809(c)	08/25/34	156	155,461
GSAMP Trust,
Series 2003-FM01, Class M2, 1 Month LIBOR + 2.775% (Cap N/A, Floor 2.775%)	2.859(c)	03/20/33	4	6,228
HSI Asset Securitization Corp. Trust,
Series 2006-OPT04, Class 2A4, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)	0.589(c)	03/25/36	965	961,829
Long Beach Mortgage Loan Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 1.125%)	1.214(c)	07/25/33	715	716,519
Series 2003-04, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.109(c)	08/25/33	278	276,340
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	0.884(c)	06/25/34	1,726	1,704,555
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)	0.944(c)	07/25/34	2,261	2,243,625
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC02, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.939(c)	02/25/34	197	199,813
Series 2004-WMC01, Class M2, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.739(c)	10/25/34	643	644,206

See Notes to Financial Statements.

16

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.989%(c)	05/25/34	391	$380,562
Structured Asset Investment Loan Trust,
Series 2003-BC01, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	0.769(c)	01/25/33	91	90,735

				9,007,262

TOTAL ASSET-BACKED SECURITIES (cost $188,010,794)				193,745,501

CERTIFICATES OF DEPOSIT 2.8%
Bank of Montreal, 3 Month LIBOR + 0.110%	0.229(c)	12/13/21	10,000	10,003,641
Canadian Imperial Bank of Commerce, Certificate of Deposit, 3 Month LIBOR + 0.110%	0.248(c)	01/03/22	7,000	7,001,599
Credit Agricole Corporate & Investment Bank, 3 Month LIBOR + 0.480%	0.599(c)	09/13/21	10,000	10,004,086
Nordea Bank Abp, 3 Month LIBOR + 0.200%	0.354(c)	02/14/22	20,000	20,009,921
Royal Bank of Canada, 3 Month LIBOR + 0.110%	0.228(c)	12/16/21	10,000	10,003,724
Svenska Handelsbanken, 3 Month LIBOR + 0.200%	0.355(c)	02/18/22	20,000	20,009,273

TOTAL CERTIFICATES OF DEPOSIT (cost $76,999,415)				77,032,244

COMMERCIAL MORTGAGE-BACKED SECURITIES 14.3%
BANK,
Series 2017-BNK05, Class A1	1.909	06/15/60	242	242,452
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)	0.815(c)	03/15/37	37,270	37,234,467
Benchmark Mortgage Trust,
Series 2018-B03, Class A2	3.848	04/10/51	2,160	2,251,637
Series 2018-B05, Class A2	4.077	07/15/51	1,800	1,896,517
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class A, 144A, 1 Month LIBOR + 0.671% (Cap N/A, Floor 0.648%)	0.764(c)	03/15/37	35,000	35,054,148
Series 2020-BXLP, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.893(c)	12/15/36	5,686	5,693,539

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	17

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BX Trust,
Series 2018-EXCL, Class A, 144A, 1 Month LIBOR + 1.088% (Cap N/A, Floor 1.088%)	1.181%(c)	09/15/37	8,553	$8,457,395
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class A, 144A, 1 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.163(c)	12/15/37	9,500	9,520,705
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3	3.372	10/10/47	13,536	14,384,990
Series 2016-P04, Class A2	2.450	07/10/49	8,844	8,875,082
Commercial Mortgage Trust,
Series 2014-CR15, Class A2	2.928	02/10/47	82	81,503
Series 2014-UBS05, Class A2	3.031	09/10/47	638	637,709
Series 2018-HCLV, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.093(c)	09/15/33	11,508	11,457,710
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.073(c)	05/15/36	35,000	35,078,802
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A1	1.502	08/10/49	47	47,093
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.785(c)	11/21/35	5,415	5,418,404
GS Mortgage Securities Trust,
Series 2018-GS09, Class A1	2.861	03/10/51	8	7,971
Series 2018-HART, Class A, 144A, 1 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)	1.190(c)	10/15/31	21,300	21,306,675
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C15, Class ASB	3.659	11/15/45	555	573,463
Series 2014-C18, Class A4A2, 144A	3.794	02/15/47	6,949	7,356,117
Series 2014-C24, Class A3	3.098	11/15/47	19,500	20,200,116
Series 2014-C24, Class A4A2, 144A	3.373	11/15/47	25,000	26,463,625
JPMDB Commercial Mortgage Securities Trust,
Series 2020-COR07, Class A2	2.215	05/13/53	25,000	25,990,240
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2017-FL11, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.943(c)	10/15/32	9,482	9,410,361
Series 2018-WPT, Class AFL, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.290(c)	07/05/33	19,358	19,394,706
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.093(c)	09/15/29	4,600	4,606,708
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A	3.128	07/12/50	4,609	4,629,918

See Notes to Financial Statements.

18

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
LSTAR Commercial Mortgage Trust,
Series 2017-05, Class A2, 144A	2.776%	03/10/50	10,124	$10,166,897
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C06, Class A4	2.858	11/15/45	3,444	3,509,915
Series 2013-C07, Class A3	2.655	02/15/46	5,849	5,917,192
Morgan Stanley Capital I Trust,
Series 2012-C04, Class A4	3.244	03/15/45	1,987	2,000,000
Series 2016-UB12, Class A2	2.932	12/15/49	12,659	12,709,976
Series 2018-H03, Class A2	3.997	07/15/51	2,250	2,372,677
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.043(c)	01/15/26	11,900	11,974,067
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A2	3.713	02/15/51	2,400	2,486,309
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C03, Class A4	3.091	08/10/49	8,120	8,285,203
Series 2012-C04, Class A3	2.533	12/10/45	11,714	11,736,552
Series 2012-C04, Class A5	2.850	12/10/45	4,512	4,615,174

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $391,311,045)				392,046,015

CORPORATE BONDS 61.4%

Aerospace & Defense 0.2%
Lockheed Martin Corp.,
Sr. Unsec’d. Notes	3.350	09/15/21	5,263	5,282,117

Agriculture 0.1%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	1.375	07/23/23	3,000	3,057,553

Airlines 0.7%
Southwest Airlines Co.,
Sr. Unsec’d. Notes	4.750	05/04/23	17,500	18,744,278

Apparel 0.6%
VF Corp.,
Sr. Unsec’d. Notes	2.050	04/23/22	15,000	15,182,298

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	19

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers 3.7%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	0.526%(c)	11/05/21	3,410	$3,412,726
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, SOFR + 0.530%	0.580(c)	04/01/24	8,500	8,574,749
Gtd. Notes, 144A	1.850	09/15/21	8,000	8,009,638
Gtd. Notes, 144A	3.400	08/13/21	7,000	7,006,264
Gtd. Notes, 144A	3.800	04/06/23	10,000	10,553,578
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	0.750	03/01/24	31,500	31,587,000
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.300%	0.350(c)	06/13/22	10,000	10,007,069
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%	0.428(c)	10/07/21	11,000	11,005,862
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.690% (Cap N/A, Floor 0.000%)	0.809(c)	01/11/22	550	551,607
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	2.900	05/13/22	10,000	10,195,903

				100,904,396

Banks 16.2%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.490%	0.639(c)	11/21/22	20,434	20,542,458
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.560%	1.679(c)	04/11/22	12,200	12,312,847
Sr. Unsec’d. Notes	3.500	04/11/22	4,000	4,088,586
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month BSBY + 0.430%	0.536(c)	05/28/24	33,500	33,526,368
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.050%	1.179(c)	10/30/23	1,927	1,950,127
Sr. Unsec’d. Notes, MTN	1.950	08/23/22	6,700	6,822,782
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.620%	0.755(c)	09/19/22	1,750	1,761,102
Sr. Unsec’d. Notes	1.625	05/01/23	14,000	14,324,726
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A	0.650	02/27/24	17,750	17,756,493
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.730%	0.864(c)	07/20/22	960	966,025

See Notes to Financial Statements.

20

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes	1.700%	05/12/22	26,000	$26,267,896
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	0.838(c)	06/16/22	2,260	2,273,295
Sr. Unsec’d. Notes, SOFR + 0.800%	0.850(c)	03/17/23	21,000	21,210,389
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.700%	0.828(c)	03/10/22	5,000	5,020,190
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.680%	0.805(c)	09/18/22	250	251,755
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes, SOFR + 0.300%	0.350(c)	01/12/24	14,000	14,019,760
Credit Agricole Corporate & Investment Bank SA (France),
Bank Gtd. Notes, MTN	0.400	01/15/23	8,200	8,203,590
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, SOFR + 0.390%	0.440(c)	02/02/24	7,500	7,500,631
Sr. Unsec’d. Notes, SOFR + 0.450%	0.480(c)	02/04/22	18,000	18,010,127
Sr. Unsec’d. Notes	2.100	11/12/21	9,000	9,048,154
Fifth Third Bank NA,
Sr. Unsec’d. Notes, MTN	1.800	01/30/23	7,000	7,151,893
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	0.627(ff)	11/17/23	20,000	20,011,082
Huntington National Bank (The),
Sr. Unsec’d. Notes	1.800	02/03/23	8,000	8,168,129
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.150%	1.296(c)	03/29/22	4,000	4,028,401
KeyBank NA,
Sr. Unsec’d. Notes	1.250	03/10/23	12,500	12,693,435
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.623	07/18/22	20,000	20,454,894
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.273	09/13/21	9,210	9,231,427
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN, SOFR + 0.700%	0.750(c)	01/20/23	9,167	9,187,953
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.400%	1.525(c)	10/24/23	11,551	11,723,721
Sr. Unsec’d. Notes, MTN	2.625	11/17/21	3,500	3,524,439
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.890%	1.009(c)	01/10/22	400	401,515
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A	0.400	12/07/23	12,750	12,768,927

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	21

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
National Securities Clearing Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	1.200%	04/23/23	5,000	$5,075,042
PNC Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.325%	0.475(c)	02/24/23	14,000	14,016,626
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	0.629(c)	07/27/22	350	351,615
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.660%	0.816(c)	11/15/21	9,000	9,012,583
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 1.200%	1.328(c)	09/10/22	19,800	19,820,966
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN, SOFR + 0.480%	0.530(c)	01/27/23	2,750	2,762,503
Truist Bank,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%	0.746(c)	05/17/22	15,000	15,053,549
Sr. Unsec’d. Notes, SOFR + 0.730% (Cap N/A, Floor 0.000%)	0.776(c)	03/09/23	2,750	2,770,115
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.360%	0.391(c)	02/09/24	7,500	7,524,768
Sr. Unsec’d. Notes, 144A, MTN	0.450	02/09/24	5,000	4,983,612
US Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.440%	0.590(c)	05/23/22	6,300	6,317,908
Wells Fargo Bank NA,
Sr. Unsec’d. Notes	2.082(ff)	09/09/22	12,000	12,021,331
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	0.876(c)	05/15/23	175	176,943

				445,090,678

Beverages 0.9%
Coca-Cola Europacific Partners PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	0.500	05/05/23	8,000	7,996,758
Sr. Unsec’d. Notes, 144A	0.800	05/03/24	3,000	2,999,562
PepsiCo, Inc.,
Sr. Unsec’d. Notes	0.400	10/07/23	14,500	14,532,785

				25,529,105

See Notes to Financial Statements.

22

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Biotechnology 0.4%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.520%	0.666%(c)	09/29/23	6,000	$6,003,124
Sr. Unsec’d. Notes	0.750	09/29/23	6,000	6,003,510

				12,006,634

Building Materials 0.1%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	0.650	07/15/23	3,750	3,756,935

Chemicals 0.3%
Air Liquide Finance SA (France),
Gtd. Notes, 144A	2.250	09/27/23	2,780	2,882,416
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	1.900	05/13/23	5,000	5,121,971

				8,004,387

Commercial Services 0.3%
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes	1.350	06/01/23	9,000	9,167,555

Computers 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes	1.700	09/11/22	5,000	5,083,174

Cosmetics/Personal Care 0.6%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes	2.150	08/11/22	6,499	6,629,734
Unilever Capital Corp. (United Kingdom),
Gtd. Notes	0.375	09/14/23	10,000	10,020,914

				16,650,648

Diversified Financial Services 2.8%
AIG Global Funding,
Sr. Sec’d. Notes, 144A	0.650	06/17/24	21,000	21,003,147
Air Lease Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	0.484(c)	12/15/22	25,000	25,019,472

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	23

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
American Express Co.,
Sr. Unsec’d. Notes	3.700%	11/05/21	24,000	$24,144,094
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.700%	0.829(c)	03/03/22	1,561	1,566,148
Capital One Bank USA NA,
Sub. Notes	3.375	02/15/23	6,000	6,266,977

				77,999,838

Electric 5.0%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.480%	0.606(c)	11/01/23	12,000	12,009,457
Sr. Unsec’d. Notes, Series I	3.650	12/01/21	5,051	5,107,760
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes, SOFR + 0.650%	0.684(c)	05/13/24	13,500	13,512,115
DTE Energy Co.,
Sr. Unsec’d. Notes	2.250	11/01/22	27,000	27,616,385
Duke Energy Florida LLC,
Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.250%	0.391(c)	11/26/21	345	345,199
Entergy Louisiana LLC,
First Mortgage	0.620	11/17/23	10,750	10,755,619
Florida Power & Light Co.,
Sr. Unsec’d. Notes, SOFR + 0.250%	0.282(c)	05/10/23	11,250	11,241,142
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.900	04/01/22	17,500	17,807,509
OGE Energy Corp.,
Sr. Unsec’d. Notes	0.703	05/26/23	6,750	6,752,716
PPL Electric Utilities Corp.,
First Mortgage, SOFR + 0.330%	0.381(c)	06/24/24	4,750	4,751,248
First Mortgage	2.500	09/01/22	9,000	9,151,605
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	0.800	03/15/24	17,000	17,087,838

				136,138,593

Foods 2.3%
Hormel Foods Corp.,
Sr. Unsec’d. Notes	0.650	06/03/24	6,000	6,020,038

See Notes to Financial Statements.

24

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A	2.000%	10/28/21	10,000	$10,027,283
Mondelez International, Inc.,
Sr. Unsec’d. Notes	0.625	07/01/22	21,900	21,983,107
Nestle Holdings, Inc.,
Gtd. Notes, 144A	0.375	01/15/24	10,000	9,976,799
Gtd. Notes, 144A	3.100	09/24/21	15,500	15,529,508

				63,536,735

Forest Products & Paper 0.5%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A	3.734	07/15/23	14,126	14,916,628

Gas 0.4%
Atmos Energy Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.503(c)	03/09/23	12,000	12,003,600

Healthcare-Products 0.2%
Stryker Corp.,
Sr. Unsec’d. Notes	0.600	12/01/23	4,750	4,751,479

Healthcare-Services 0.4%
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	0.550	05/15/24	12,000	12,008,555

Household Products/Wares 0.7%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A, 3 Month LIBOR + 0.560%	0.694(c)	06/24/22	18,050	18,128,877

Insurance 6.1%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%	0.655(c)	09/20/21	24,400	24,401,028
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	2.750	03/15/23	13,000	13,480,028
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A, SOFR + 0.390%	0.440(c)	04/06/23	25,000	25,036,162

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	25

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A	3.450%	10/09/21	9,250	$9,305,517
Sec’d. Notes, 144A, MTN	3.375	01/11/22	13,750	13,944,503
New York Life Global Funding,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.320%	0.495(c)	08/06/21	5,500	5,500,170
Sec’d. Notes, 144A	2.900	01/17/24	2,000	2,118,343
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.440%	0.559(c)	07/12/22	16,760	16,822,652
Pacific Life Global Funding II,
Sr. Sec’d. Notes, 144A	0.500	09/23/23	12,000	12,049,001
Principal Life Global Funding II,
Sec’d. Notes, 144A	0.500	01/08/24	17,750	17,762,015
Sec’d. Notes, 144A, SOFR + 0.450%	0.500(c)	04/12/24	2,750	2,759,000
Protective Life Global Funding,
Sec’d. Notes, 144A	0.631	10/13/23	10,750	10,797,249
Sr. Sec’d. Notes, 144A	0.473	01/12/24	15,000	14,962,934

				168,938,602

Machinery-Construction & Mining 0.6%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes	1.700	08/09/21	1,471	1,471,381
Sr. Unsec’d. Notes, MTN	0.450	09/14/23	15,000	15,038,572

				16,509,953

Machinery-Diversified 0.9%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.260%	0.388(c)	09/10/21	10,600	10,602,893
Otis Worldwide Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%	0.595(c)	04/05/23	13,225	13,224,199

				23,827,092

Media 0.5%
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN, 3 Month LIBOR + 0.390%	0.524(c)	03/04/22	3,750	3,757,960
Walt Disney Co. (The),
Gtd. Notes, 3 Month LIBOR + 0.250%	0.385(c)	09/01/21	3,000	3,000,649
Gtd. Notes, 3 Month LIBOR + 0.390%	0.525(c)	09/01/22	8,000	8,027,847

				14,786,456

See Notes to Financial Statements.

26

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas 4.4%
BP Capital Markets America, Inc.,
Gtd. Notes	2.112%	09/16/21	11,126	$11,141,402
Exxon Mobil Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.370%	0.501(c)	03/06/22	1,362	1,364,920
Sr. Unsec’d. Notes	1.571	04/15/23	21,000	21,447,743
Phillips 66,
Gtd. Notes	0.900	02/15/24	16,000	16,010,904
Gtd. Notes	3.700	04/06/23	7,200	7,580,458
Gtd. Notes	4.300	04/01/22	4,000	4,103,751
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	0.550	05/15/23	6,750	6,757,550
Sr. Unsec’d. Notes	0.750	01/15/24	10,750	10,752,701
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	2.750	04/16/22	13,020	13,237,846
Valero Energy Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.150%	1.269(c)	09/15/23	15,000	15,007,553
Sr. Unsec’d. Notes	2.700	04/15/23	12,000	12,428,361

				119,833,189

Pharmaceuticals 3.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.460%	0.610(c)	11/19/21	5,000	5,005,641
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%	0.799(c)	11/21/22	4,000	4,026,015
Sr. Unsec’d. Notes	3.375	11/14/21	4,000	4,035,277
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes	0.737	03/15/23	26,500	26,547,641
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes	0.700	05/28/24	21,500	21,527,893
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.536(c)	05/16/22	4,000	4,011,088
Sr. Unsec’d. Notes	0.537	11/13/23	20,000	20,013,637
EMD Finance LLC (Germany),
Gtd. Notes, 144A	2.950	03/19/22	1,500	1,518,875
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes	0.534	10/01/23	13,500	13,532,416

				100,218,483

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	27

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines 1.4%
Enterprise Products Operating LLC,
Gtd. Notes	3.500%	02/01/22	21,259	$21,596,473
Gtd. Notes	3.900	02/15/24	4,376	4,703,550
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes, 144A	0.625	04/28/23	4,250	4,250,865
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes	2.500	08/01/22	7,000	7,152,122

				37,703,010

Real Estate Investment Trusts (REITs) 0.7%
Public Storage,
Sr. Unsec’d. Notes, SOFR + 0.470%	0.520(c)	04/23/24	20,000	20,037,795

Retail 1.5%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A	0.625	02/10/23	5,000	5,002,917
Sr. Unsec’d. Notes, 144A	0.800	02/10/24	7,000	6,999,557
AutoZone, Inc.,
Sr. Unsec’d. Notes	3.700	04/15/22	15,610	15,847,302
Home Depot, Inc. (The),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.310%	0.445(c)	03/01/22	2,419	2,422,970
Sr. Unsec’d. Notes	2.625	06/01/22	6,000	6,110,194
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%	0.562(c)	10/28/21	3,100	3,102,935
Starbucks Corp.,
Sr. Unsec’d. Notes	1.300	05/07/22	2,000	2,016,253

				41,502,128

Savings & Loans 0.9%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A	0.550	01/22/24	25,000	24,969,203

Semiconductors 0.4%
Intel Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.350%	0.510(c)	05/11/22	10,000	10,023,406

See Notes to Financial Statements.

28

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software 0.6%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	0.600%	03/01/24	14,250	$14,251,680
Infor, Inc.,
Sr. Unsec’d. Notes, 144A	1.450	07/15/23	1,800	1,823,209

				16,074,889

Telecommunications 2.4%
NTT Finance Corp. (Japan),
Gtd. Notes, 144A	0.583	03/01/24	15,250	15,259,041
Rogers Communications, Inc. (Canada),
Gtd. Notes, 3 Month LIBOR + 0.600%	0.735(c)	03/22/22	10,400	10,428,061
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, SOFR + 0.500%	0.550(c)	03/22/24	23,000	23,135,592
Sr. Unsec’d. Notes	0.750	03/22/24	12,000	12,054,545
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes	2.500	09/26/22	3,600	3,687,893

				64,565,132

Transportation 0.8%
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	2.875	06/01/22	6,000	6,115,269
United Parcel Service, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.536(c)	05/16/22	11,800	11,828,656
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%	0.595(c)	04/01/23	5,144	5,174,963

				23,118,888

TOTAL CORPORATE BONDS
(cost $1,679,145,119)				1,690,052,289

TOTAL LONG-TERM INVESTMENTS
(cost $2,335,466,373)				2,352,876,049

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	29

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description			Shares	Value

SHORT-TERM INVESTMENTS 14.1%

AFFILIATED MUTUAL FUND 2.1%
PGIM Core Ultra Short Bond Fund
(cost $58,067,708)(wb)			58,067,708	$58,067,708

	Interest Rate	Maturity Date	Principal Amount (000)#

CERTIFICATES OF DEPOSIT 2.9%
Bank of Nova Scotia	0.230%	05/10/22	5,000	5,002,123
Lloyds Bank Corporate Markets PLC, 3 Month LIBOR + 0.190%	0.331(c)	11/26/21	25,000	25,012,903
Natixis SA, 3 Month LIBOR + 0.130%	0.253(c)	12/09/21	25,000	25,011,776
Skandinaviska Enskilda Banken AB, 3 Month LIBOR + 0.070%	0.199(c)	12/03/21	25,000	25,005,343

TOTAL CERTIFICATES OF DEPOSIT
(cost $80,000,000)				80,032,145

COMMERCIAL PAPER 8.1%
AT&T, Inc., 144A	0.381(n)	11/16/21	25,000	24,988,192
Enel Finance America LLC, 144A	0.392(n)	07/14/22	6,750	6,731,350
144A	0.392(n)	07/15/22	6,750	6,731,231
Glencore Funding LLC, 144A	0.260(n)	09/22/21	10,000	9,995,710
144A	0.270(n)	09/24/21	15,000	14,993,303
Hitachi America Capital Ltd., 144A	0.160(n)	08/03/21	12,000	11,999,852
HSBC Bank PLC, 144A, 3 Month LIBOR + 0.130%	0.255(c)	09/17/21	12,500	12,501,678
HSBC Bank USA NA, 144A	0.462(n)	12/10/21	15,000	14,985,924
Province of Alberta Canada, 144A	0.301(n)	12/09/21	8,000	7,996,832
Realty Income Corp., 144A	0.180(n)	08/27/21	15,000	14,998,133
Societe Generale SA, 144A, 3 Month LIBOR + 0.160%	0.279(c)	12/13/21	25,000	25,013,011
Toronto-Dominion Bank (The), 144A, 3 Month LIBOR + 0.090%	0.219(c)	12/03/21	25,000	25,007,037
UBS AG, 144A, 3 Month LIBOR + 0.080%	0.199(c)	10/12/21	12,500	12,500,970

See Notes to Financial Statements.

30

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Volkswagen Group of America Finance LLC, 144A	0.523%(n)	10/25/21	15,000	$14,983,724
Walt Disney Co. (The), 144A	0.271(n)	03/31/22	5,500	5,492,134
Waste Management, Inc., 144A	0.321(n)	07/11/22	12,500	12,477,774

TOTAL COMMERCIAL PAPER (cost $221,307,747)				221,396,855

CORPORATE BONDS 1.0%

Biotechnology 0.1%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.150%	0.275%(c)	09/17/21	3,500	3,500,405

Electric 0.9%
Southern California Edison Co.,
First Mortgage, Series D, 3 Month LIBOR + 0.270%	0.399%(c)	12/03/21	24,750	24,755,573

TOTAL CORPORATE BONDS (cost $28,250,000)				28,255,978

TOTAL SHORT-TERM INVESTMENTS (cost $387,625,455)				387,752,686

TOTAL INVESTMENTS 99.6% (cost $2,723,091,828)				2,740,628,735
Other assets in excess of liabilities(z) 0.4%				9,944,966

NET ASSETS 100.0%				$2,750,573,701

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	31

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Interest rate swap agreements outstanding at July 31, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
33,301	01/11/22	2.672%(S)	3 Month LIBOR(1)(Q)	$(135,630)	$(426,590)	$(290,960)
7,000	01/14/22	0.010%(T)	1 Day SOFR(1)(T)	1,289	1,624	335
24,550	04/01/22	2.265%(S)	3 Month LIBOR(1)(Q)	11,634	(529,534)	(541,168)
49,030	04/12/22	2.357%(S)	3 Month LIBOR(1)(Q)	(286,839)	(1,105,845)	(819,006)
74,000	06/15/22	1.873%(S)	3 Month LIBOR(1)(Q)	(116,415)	(1,283,537)	(1,167,122)
21,900	07/02/22	(0.001)%(A)	1 Day USOIS(1)(A)	—	20,200	20,200
18,500	08/22/22	1.421%(S)	3 Month LIBOR(1)(Q)	(17,603)	(358,861)	(341,258)
59,800	09/03/22	1.919%(S)	3 Month LIBOR(1)(Q)	(586,731)	(1,612,853)	(1,026,122)
15,000	01/30/23	1.467%(S)	3 Month LIBOR(1)(Q)	—	(280,318)	(280,318)
65,700	05/11/23	2.250%(A)	1 Day USOIS(1)(A)	(3,959,253)	(2,809,287)	1,149,966
100,000	07/26/23	0.192%(A)	1 Day USOIS(1)(A)	—	(24,819)	(24,819)
19,250	02/04/24	0.133%(A)	1 Day USOIS(1)(A)	24,122	55,461	31,339
47,000	03/01/24	0.230%(A)	1 Day USOIS(1)(A)	58,857	16,779	(42,078)
12,000	03/15/24	0.276%(A)	1 Day USOIS(1)(A)	—	(9,784)	(9,784)
17,000	03/18/24	0.278%(A)	1 Day USOIS(1)(A)	—	(14,000)	(14,000)
3,000	04/26/24	0.305%(A)	1 Day USOIS(1)(A)	—	(2,821)	(2,821)
12,000	05/20/24	0.296%(A)	1 Day USOIS(1)(A)	—	(2,548)	(2,548)
21,000	06/16/24	0.304%(A)	1 Day USOIS(1)(A)	—	1,809	1,809
15,000	08/31/24	0.399%(A)	1 Day USOIS(1)(A)	—	(40,566)	(40,566)
25,000	11/29/24	0.090%(A)	1 Day USOIS(1)(A)	(2,910)	246,887	249,797

				$(5,009,479)	$(8,158,603)	$(3,149,124)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$5,380,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

See Notes to Financial Statements.

32

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$88,521,039	$—
Credit Cards	—	73,131,229	—
Home Equity Loans	—	23,085,971	—
Residential Mortgage-Backed Securities	—	9,007,262	—
Certificates of Deposit	—	77,032,244	—
Commercial Mortgage-Backed Securities	—	392,046,015	—
Corporate Bonds	—	1,690,052,289	—
Short-Term Investments
Affiliated Mutual Fund	58,067,708	—	—
Certificates of Deposit	—	80,032,145	—
Commercial Paper	—	221,396,855	—
Corporate Bonds	—	28,255,978	—

Total	$58,067,708	$2,682,561,027	$—

Other Financial Instruments*
Assets
Centrally Cleared Interest Rate Swap Agreements	$—	$1,453,446	$—

Liabilities
Centrally Cleared Interest Rate Swap Agreements	$—	$(4,602,570)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2021 were as follows:

Banks	16.2%
Commercial Mortgage-Backed Securities	14.3
Commercial Paper	8.1
Insurance	6.1

Electric	5.9%
Certificates of Deposit	5.7
Oil & Gas	4.4
Auto Manufacturers	3.7

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	33

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Industry Classification (continued):

Pharmaceuticals	3.6%
Automobiles	3.2
Diversified Financial Services	2.8
Credit Cards	2.7
Telecommunications	2.4
Foods	2.3
Affiliated Mutual Fund	2.1
Retail	1.5
Pipelines	1.4
Beverages	0.9
Savings & Loans	0.9
Machinery-Diversified	0.9
Transportation	0.8
Home Equity Loans	0.8
Real Estate Investment Trusts (REITs)	0.7
Airlines	0.7
Household Products/Wares	0.7
Cosmetics/Personal Care	0.6
Machinery-Construction & Mining	0.6
Software	0.6

Apparel	0.6%
Biotechnology	0.5
Forest Products & Paper	0.5
Media	0.5
Healthcare-Services	0.4
Gas	0.4
Semiconductors	0.4
Commercial Services	0.3
Residential Mortgage-Backed Securities	0.3
Chemicals	0.3
Aerospace & Defense	0.2
Computers	0.2
Healthcare-Products	0.2
Building Materials	0.1
Agriculture	0.1

99.6
Other assets in excess of liabilities	0.4

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

34

PGIM Core Short-Term Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Fair values of derivative instruments as of July 31, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin swaps	$1,453,446	*	Due from/to broker-variation margin swaps	$4,602,570	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended July 31, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$(9,577,499)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$9,779,409

For the six months ended July 31, 2021, the Fund’s average volume of derivative activities is as follows:

Interest Rate Swap Agreements(1)
$733,159,000

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended July 31, 2021.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	35

PGIM Core Short-Term Bond Fund

Statement of Assets & Liabilities  (unaudited)

as of July 31, 2021

Assets
Investments at value:
Unaffiliated investments (cost $2,665,024,120)	$2,682,561,027
Affiliated investments (cost $58,067,708)	58,067,708
Cash	2,442
Dividends and interest receivable	6,395,691
Deposit with broker for centrally cleared/exchange-traded derivatives	5,380,000
Prepaid expenses	741

Total Assets	2,752,407,609

Liabilities
Dividends payable	1,599,280
Due to broker—variation margin swaps	109,645
Management fee payable	61,040
Accrued expenses and other liabilities	46,183
Affiliated transfer agent fee payable	16,667
Trustees’ fees payable	1,093

Total Liabilities	1,833,908

Net Assets	$2,750,573,701

Net assets were comprised of:
Shares of beneficial interest, at par	$298,363
Paid-in capital in excess of par	2,772,795,217
Total distributable earnings (loss)	(22,519,879)

Net assets, July 31, 2021	$2,750,573,701

Net asset value and redemption price per share
($2,750,573,701 ÷ 298,362,822 shares of beneficial interest issued and outstanding)	$9.22

See Notes to Financial Statements.

36

PGIM Core Short-Term Bond Fund

Statement of Operations  (unaudited)

Six Months Ended July 31, 2021

Net Investment Income (Loss)
Income
Interest income	$18,914,060
Affiliated dividend income	18,808

Total income	18,932,868

Expenses
Management fee	348,358
Transfer agent’s fees and expenses (including affiliated expense of $49,611)	49,611
Custodian and accounting fees	35,216
Audit fee	19,854
Legal fees and expenses	7,878
Trustees’ fees	4,994
Shareholders’ reports	4,157
Miscellaneous	21,601

Total expenses	491,669

Net investment income (loss)	18,441,199

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	664,116
Swap agreement transactions	(9,577,499)

(8,913,383)

Net change in unrealized appreciation (depreciation) on:
Investments	(9,030,249)
Swap agreements	9,779,409

749,160

Net gain (loss) on investment transactions	(8,164,223)

Net Increase (Decrease) In Net Assets Resulting From Operations	$10,276,976

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	37

PGIM Core Short-Term Bond Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,441,199	$52,584,946
Net realized gain (loss) on investment transactions	(8,913,383)	(47,266,571)
Net change in unrealized appreciation (depreciation) on investments	749,160	40,679,704

Net increase (decrease) in net assets resulting from operations	10,276,976	45,998,079

Dividends and Distributions
Distributions from distributable earnings	(13,463,989)	(37,768,493)
Tax return of capital distributions	—	(1,515,195)

Total dividends and distributions	(13,463,989)	(39,283,688)

Fund share transactions
Net proceeds from shares sold	9,999,999	1,738,879,927
Net asset value of shares issued in reinvestment of dividends and distributions	4,234,317	11,638,591
Cost of shares purchased	(10,000,000)	(1,719,601,850)

Net increase (decrease) in net assets from Fund share transactions	4,234,316	30,916,668

Total increase (decrease)	1,047,303	37,631,059

Net Assets:
Beginning of period	2,749,526,398	2,711,895,339

End of period	$2,750,573,701	$2,749,526,398

See Notes to Financial Statements.

38

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 8.4%

CERTIFICATES OF DEPOSIT 5.1%
Bank of America NA,
SOFR + 0.160%	0.210%(c)	07/08/22	140,000	$139,984,365
SOFR + 0.200%	0.250(c)	04/08/22	70,000	69,998,601
Bank of Montreal,
3 Month LIBOR + 0.040%	0.187(c)	02/25/22	32,000	32,001,679
3 Month LIBOR + 0.110%	0.229(c)	12/13/21	60,000	60,021,845
Bank of Montreal	0.200	07/20/22	135,000	134,994,693
Bank of Nova Scotia, SOFR + 0.160%	0.210(c)	07/08/22	100,000	100,010,997
Canadian Imperial Bank of Commerce,
3 Month LIBOR + 0.050%	0.169(c)	09/14/21	150,000	149,987,812
3 Month LIBOR + 0.070%	0.246(c)	08/03/21	179,000	179,000,000
3 Month LIBOR + 0.160%	0.335(c)	08/06/21	50,000	50,000,911
Cooperatieve Rabobank UA, 3 Month LIBOR + 0.050%	0.176(c)	11/02/21	100,000	100,020,489
Nordea Bank Abp, 3 Month LIBOR + 0.050%	0.184(c)	10/20/21	120,000	120,018,270
Royal Bank of Canada,
3 Month LIBOR + 0.050%	0.226(c)	08/02/21	100,000	100,000,000
3 Month LIBOR + 0.110%	0.228(c)	12/16/21	150,000	150,055,858
Skandinaviska Enskilda Banken AB	0.230	05/03/22	21,000	21,009,325
Toronto-Dominion Bank (The)	0.200	07/28/22	115,000	114,989,574
Toronto-Dominion Bank (The)	0.210	07/18/22	250,000	250,012,150
Toronto-Dominion Bank (The), 3 Month LIBOR + 0.100%	0.255(c)	08/20/21	50,000	50,003,149
Westpac Banking Corp., 3 Month LIBOR + 0.050%	0.226(c)	08/03/21	50,000	50,000,000

TOTAL CERTIFICATES OF DEPOSIT (cost $1,872,001,137)				1,872,109,718

COMMERCIAL PAPER 1.0%
Canadian Imperial Bank of Commerce,
144A, 3 Month LIBOR + 0.110%	0.248(c)	01/04/22	121,000	121,055,788
DNB Bank ASA,
144A, 3 Month LIBOR + 0.010%	0.135(c)	01/24/22	85,000	84,999,653
HSBC Bank PLC,
144A	0.271(n)	02/03/22	50,000	49,954,828
Royal Bank of Canada,
144A, 3 Month LIBOR + 0.050%	0.179(c)	08/01/22	100,000	100,000,000
Svenska Handelsbanken AB,
144A, 3 Month LIBOR + 0.020%	0.151(c)	09/02/21	3,000	3,000,198

TOTAL COMMERCIAL PAPER (cost $358,930,237)				359,010,467

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	39

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 1.3%

Auto Manufacturers 1.2%
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, GMTN, SOFR + 0.220% (Cap N/A, Floor 0.000%)	0.270%(c)	03/28/22	100,000	$100,026,163
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.060%	0.205(c)	10/01/21	100,000	100,012,626
Sr. Unsec’d. Notes, MTN, SOFR + 0.230%	0.280(c)	12/13/21	250,000	250,161,115

				450,199,904

Banks 0.1%
US Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.180%	0.314(c)	01/21/22	28,000	28,021,187

TOTAL CORPORATE BONDS
(cost $478,016,829)				478,221,091

MUNICIPAL BOND 0.1%

Texas
Board of Regents of the University of Texas System, Revenue Bonds, FRDD
(cost $32,090,000)	0.050(cc)	08/01/45	32,090	32,090,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.9%
Federal Farm Credit Bank,
1 Month LIBOR + (0.020)% (Cap N/A, Floor 0.000%)	0.071(c)	11/16/21	80,000	80,006,974
3 Month LIBOR + (0.090)% (Cap N/A, Floor 0.000%)	0.028(c)	12/16/21	55,000	55,000,642
SOFR + 0.070% (Cap N/A, Floor 0.000%)	0.120(c)	02/17/22	25,000	25,009,337
Federal Home Loan Bank,
1 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	0.087(c)	09/28/21	140,000	140,008,568
SOFR + 0.060% (Cap N/A, Floor 0.000%)	0.110(c)	02/11/22	26,000	26,003,680

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $325,998,117)				326,029,201

TOTAL LONG-TERM INVESTMENTS
(cost $3,067,036,320)				3,067,460,477

SHORT-TERM INVESTMENTS 91.9%

CERTIFICATES OF DEPOSIT 7.7%
Bank of America NA	0.170	11/08/21	116,000	116,003,965

See Notes to Financial Statements.

40

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Bank of Montreal,
3 Month LIBOR + 0.040%	0.178%(c)	10/06/21	1,300	$1,300,092
3 Month LIBOR + 0.050%	0.212(c)	08/10/21	2,000	2,000,037
3 Month LIBOR + 0.100%	0.256(c)	11/17/21	45,000	45,013,441
Bank of Montreal	0.210	10/15/21	175,000	175,042,660
Bank of Nova Scotia, 3 Month LIBOR + 0.050%	0.185(c)	09/01/21	134,000	134,009,543
BNP Paribas Fortis SA	0.120	11/19/21	155,000	155,007,229
BNP Paribas SA	0.110	11/01/21	200,000	200,003,654
BNP Paribas SA, 3 Month LIBOR + 0.070%	0.246(c)	08/04/21	36,000	36,000,110
Canadian Imperial Bank of Commerce,
1 Month BSBY + 0.100%	0.171(c)	01/24/22	65,000	65,000,000
3 Month LIBOR + 0.090%	0.219(c)	12/03/21	9,000	8,997,354
3 Month LIBOR + 0.100%	0.219(c)	12/13/21	107,000	107,023,547
Citibank NA	0.160	06/06/22	175,000	174,980,358
Citibank NA	0.180	02/03/22	29,000	29,008,627
Citibank NA	0.270	09/13/21	80,000	80,019,982
Credit Industriel et Commercial, 3 Month LIBOR + 0.010%	0.135(c)	03/11/22	245,000	245,001,779
Credit Suisse AG, SOFR + 0.300%	0.350(c)	08/06/21	96,000	96,004,293
MUFG Bank Ltd.	0.230	11/01/21	120,000	120,039,745
Natixis SA,
3 Month LIBOR + 0.030%	0.164(c)	01/21/22	133,000	133,018,181
3 Month LIBOR + 0.030%	0.186(c)	11/15/21	35,000	35,002,637
3 Month LIBOR + 0.040%	0.174(c)	01/20/22	30,000	30,005,483
Nordea Bank Abp, 3 Month LIBOR + 0.230%	0.362(c)	01/28/22	23,466	23,492,288
Norinchukin Bank	0.240	11/16/21	165,000	165,056,862
Skandinaviska Enskilda Banken AB	0.190	11/09/21	98,000	98,023,875
Skandinaviska Enskilda Banken AB	0.200	08/16/21	117,000	117,007,178
Sumitomo Mitsui Banking Corp.	0.200	10/27/21	17,000	17,004,197
Svenska Handelsbanken AB,
3 Month LIBOR + 0.050%	0.176(c)	10/15/21	240,000	240,045,907
3 Month LIBOR + 0.050%	0.185(c)	08/31/21	93,000	93,008,137
Westpac Banking Corp., 3 Month LIBOR + 0.010%	0.148(c)	01/24/22	70,000	69,990,635

TOTAL CERTIFICATES OF DEPOSIT (cost $2,811,863,277)				2,812,111,796

COMMERCIAL PAPER 41.3%
Bank of America Securities, Inc.,
144A	0.100(n)	12/02/21	193,000	192,911,542
144A	0.130(n)	11/02/21	80,500	80,475,996

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	41

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Bank of America Securities, Inc., (cont’d.)
144A	0.130%(n)	12/08/21	4,000	$3,998,050
144A	0.210(n)	05/20/22	142,000	141,783,142
Bank of Nova Scotia,
144A, 3 Month LIBOR + 0.000%	0.162(c)	11/09/21	24,000	23,999,893
BNP Paribas SA,
144A, 3 Month LIBOR + 0.030%	0.206(c)	02/02/22	135,000	135,024,174
BPCE SA,
144A	0.200(n)	11/01/21	65,000	64,979,464
Caisse des Depots et Consignations,
144A	0.066(n)	08/03/21	55,000	54,999,536
144A	0.070(n)	08/05/21	50,000	49,999,342
144A	0.090(n)	10/25/21	126,000	125,969,854
144A	0.090(n)	10/27/21	81,750	81,729,790
144A	0.090(n)	10/28/21	135,000	134,966,250
CDP Financial, Inc.,
144A	0.070(n)	08/16/21	26,500	26,499,111
144A	0.080(n)	08/09/21	228,000	227,995,568
144A	0.080(n)	08/30/21	50,000	49,996,556
144A	0.090(n)	10/21/21	75,000	74,983,573
144A	0.095(n)	10/12/21	135,000	134,975,303
144A	0.097(n)	10/05/21	128,000	127,979,752
144A	0.100(n)	10/06/21	50,000	49,991,972
144A	0.108(n)	10/20/21	180,000	179,961,050
144A	0.110(n)	08/03/21	100,000	99,999,222
144A	0.120(n)	09/03/21	25,000	24,998,056
144A	0.120(n)	09/14/21	100,000	99,989,778
Citigroup Global Markets Inc.,
144A	0.170(n)	12/03/21	42,000	41,982,066
144A	0.180(n)	11/04/21	70,000	69,980,196
144A	0.180(n)	01/10/22	60,000	59,963,100
144A	0.190(n)	12/02/21	133,500	133,443,448
144A	0.210(n)	07/12/22	97,000	96,781,216
144A	0.260(n)	08/11/21	54,500	54,498,546
144A	0.271(n)	09/13/21	50,000	49,994,375
144A	0.281(n)	09/01/21	75,000	74,993,812
Commonwealth Bank of Australia,
144A, 3 Month LIBOR + 0.010%	0.145(c)	01/31/22	45,000	44,995,920
DNB Bank ASA,
144A, 3 Month LIBOR + 0.010%	0.142(c)	01/28/22	119,500	119,500,266
Erste Abwicklungsanstalt,
144A	0.100(n)	10/14/21	120,000	119,973,400

See Notes to Financial Statements.

42

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
European Investment Bank	0.090%(n)	10/27/21	150,000	$149,962,917
Federation Des Caisses Desjardins,
144A	0.080(n)	08/09/21	33,700	33,699,438
144A	0.080(n)	08/30/21	100,000	99,992,250
144A	0.080(n)	09/15/21	75,000	74,991,188
144A	0.085(n)	09/14/21	135,800	135,784,383
144A	0.088(n)	09/10/21	249,000	248,973,855
144A	0.100(n)	09/29/21	13,500	13,497,941
144A	0.100(n)	10/04/21	63,250	63,239,332
144A	0.100(n)	10/05/21	35,000	34,994,007
144A	0.100(n)	10/19/21	6,000	5,998,691
144A	0.110(n)	09/24/21	110,000	109,984,600
144A	0.134(n)	08/03/21	57,200	57,199,618
144A	0.180(n)	10/08/21	92,000	91,983,364
144A	0.180(n)	10/14/21	75,000	74,984,958
FMS Wertmanagement,
144A	0.110(n)	10/12/21	100,000	99,980,472
144A	0.110(n)	10/15/21	50,000	49,989,734
144A	0.110(n)	10/28/21	50,000	49,987,500
Goldman Sachs International,
144A	0.129(n)	08/23/21	246,000	245,984,748
144A	0.132(n)	08/25/21	94,000	93,993,347
144A	0.134(n)	08/16/21	100,000	99,996,175
144A	0.140(n)	08/26/21	41,000	40,996,894
144A	0.150(n)	08/30/21	216,000	215,979,540
144A	0.301(n)	10/14/21	10,000	9,997,572
HSBC Bank PLC,
144A	0.230(n)	10/26/21	125,000	124,945,305
144A, 3 Month LIBOR + 0.130%	0.268(c)	10/06/21	75,000	75,010,723
Hydro-Quebec,
144A	0.090(n)	10/15/21	35,000	34,995,808
JPMorgan Securities LLC,
SOFR + 0.120%	0.170(c)	08/17/21	160,000	160,005,600
144A	0.170(n)	04/12/22	75,000	74,912,000
144A	0.200(n)	07/14/22	62,000	61,882,794
144A	0.200(n)	07/27/22	5,000	4,988,320
144A	0.231(n)	04/05/22	91,000	90,897,405
144A, SOFR + 0.140%	0.190(c)	01/25/22	49,000	49,007,494
144A, SOFR + 0.140%	0.190(c)	01/26/22	55,000	55,008,184
JPMorgan Securities LLC	0.170(n)	03/28/22	60,000	59,935,733
JPMorgan Securities LLC	0.180(n)	09/15/21	43,000	42,994,948

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	43

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
JPMorgan Securities LLC	0.210%(n)	10/19/21	50,000	$49,989,088
Kingdom of Denmark	0.055(n)	08/05/21	42,650	42,649,645
Kingdom of Denmark	0.055(n)	08/06/21	90,000	89,999,125
Kingdom of Denmark	0.060(n)	08/09/21	100,000	99,998,500
Kingdom of Denmark	0.070(n)	09/13/21	85,000	84,993,625
Kingdom of Denmark	0.070(n)	09/14/21	50,000	49,996,103
Kingdom of Denmark	0.070(n)	09/15/21	100,000	99,992,036
Kreditanstalt fuer Wiederaufbau,
144A	0.050(n)	08/02/21	135,000	134,999,213
144A	0.050(n)	08/04/21	100,000	99,999,028
144A	0.057(n)	08/03/21	108,400	108,399,157
144A	0.085(n)	11/09/21	95,000	94,974,699
144A	0.087(n)	11/10/21	251,000	250,932,496
LVMH Moet Hennessy Louis Vuitton SE,
144A	0.100(n)	09/15/21	104,000	103,987,780
144A	0.110(n)	11/18/21	25,000	24,990,519
144A	0.140(n)	08/03/21	40,000	39,999,733
144A	0.140(n)	08/05/21	25,000	24,999,750
144A	0.140(n)	08/11/21	75,000	74,998,350
144A	0.140(n)	12/13/21	40,000	39,981,111
144A	0.170(n)	10/04/21	20,000	19,996,407
144A	0.170(n)	10/04/21	50,000	49,991,017
144A	0.170(n)	10/18/21	135,000	134,964,900
144A	0.170(n)	10/20/21	98,000	97,973,436
144A	0.173(n)	08/12/21	75,000	74,998,186
Michigan state University Board of Trustee	0.090	08/12/21	21,470	21,470,359
Mitsubishi International Corp.,
144A	0.120(n)	11/03/21	27,000	26,992,512
144A	0.120(n)	11/04/21	50,000	49,985,854
144A	0.120(n)	11/08/21	40,000	39,987,992
144A	0.150(n)	11/23/21	37,000	36,986,051
National Australia Bank Ltd.,
144A, 1 Month LIBOR + 0.070%	0.170(c)	02/11/22	30,000	30,003,282
144A, US Federal Funds Effective Rate + 0.060%	0.160(c)	03/23/22	144,000	144,009,272
National Securities Clearing Corp.,
144A	0.080(n)	09/01/21	90,000	89,993,400
144A	0.080(n)	09/13/21	50,000	49,995,000
144A	0.080(n)	09/14/21	160,000	159,983,645
144A	0.080(n)	09/17/21	100,000	99,989,111
144A	0.080(n)	09/23/21	125,000	124,984,722
144A	0.090(n)	09/27/21	100,000	99,986,889

See Notes to Financial Statements.

44

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Natixis SA	0.200%(n)	11/01/21	180,000	$179,960,990
Natixis SA	0.210(n)	01/03/22	15,000	14,993,131
Nestle Finance International Ltd.,
144A	0.070(n)	09/17/21	150,000	149,986,729
144A	0.070(n)	09/20/21	200,000	199,980,066
Nordea Bank Abp,
144A	0.110(n)	10/27/21	120,000	119,967,664
144A	0.150(n)	02/18/22	85,000	84,928,104
144A	0.190(n)	08/16/21	40,000	39,998,602
OMERS Finance Trust,
144A	0.070(n)	08/13/21	39,997	39,995,756
144A	0.080(n)	08/26/21	65,000	64,995,076
144A	0.090(n)	10/14/21	27,000	26,993,217
144A	0.090(n)	10/18/21	25,000	24,993,722
144A	0.090(n)	10/21/21	40,000	39,989,948
144A	0.090(n)	10/25/21	25,000	24,993,717
144A	0.110(n)	08/05/21	20,000	19,999,733
Ontario Teachers’ Finance Trust,
144A	0.080(n)	10/04/21	80,000	79,990,906
144A	0.107(n)	11/02/21	85,000	84,984,299
144A	0.110(n)	09/30/21	50,000	49,994,747
144A	0.110(n)	11/10/21	25,000	24,994,993
Port Authority of New York & New Jersey	0.210	10/28/21	10,315	10,315,254
Port Authority of New York & New Jersey	0.230	09/23/21	14,700	14,700,221
Province of Alberta,
144A	0.080(n)	09/13/21	145,000	144,983,687
144A	0.095(n)	10/18/21	92,000	91,980,168
144A	0.100(n)	10/14/21	10,000	9,997,994
144A	0.100(n)	10/15/21	136,000	135,972,075
144A	0.110(n)	11/19/21	8,200	8,197,449
144A	0.130(n)	01/06/22	47,000	46,980,573
144A	0.130(n)	01/18/22	40,000	39,981,462
144A	0.145(n)	03/01/22	50,000	49,964,036
144A	0.150(n)	01/14/22	100,000	99,955,200
144A	0.155(n)	11/04/21	24,000	23,993,533
144A	0.160(n)	12/15/21	24,000	23,989,696
144A	0.250(n)	09/09/21	50,000	49,994,875
144A	0.261(n)	09/08/21	191,000	190,980,900
Province of Quebec,
144A	0.090(n)	10/18/21	80,000	79,991,645

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	45

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
PSP Capital, Inc.,
144A	0.080%(n)	09/22/21	50,000	$49,994,000
144A	0.090(n)	09/24/21	95,800	95,788,079
144A	0.090(n)	10/14/21	70,000	69,987,439
144A	0.090(n)	10/18/21	35,000	34,993,233
144A	0.090(n)	10/20/21	165,000	164,967,302
144A	0.090(n)	11/01/21	100,000	99,975,717
144A	0.090(n)	11/05/21	100,000	99,974,139
144A	0.100(n)	08/20/21	100	99,996
144A	0.120(n)	08/23/21	100,000	99,995,600
144A	0.130(n)	01/10/22	60,000	59,965,834
144A	0.200(n)	10/08/21	50,000	49,991,931
144A	0.200(n)	10/19/21	50,000	49,990,213
Queensland Treasury Corp.	0.120(n)	08/03/21	88,000	87,999,511
Royal Bank of Canada,
144A, 3 Month LIBOR + 0.020%	0.139(c)	01/10/22	157,000	157,006,429
144A, 3 Month LIBOR + 0.040%	0.187(c)	03/25/22	47,500	47,505,848
144A, US Federal Funds Effective Rate + 0.110%	0.210(c)	07/13/22	125,000	124,999,996
Skandinaviska Enskilda Banken AB,
144A	0.200(n)	08/16/21	100,000	99,996,694
Societe Generale SA,
144A, 3 Month LIBOR + 0.050%	0.182(c)	10/28/21	24,000	24,004,098
144A, 3 Month LIBOR + 0.050%	0.226(c)	11/01/21	170,000	170,043,804
Svenska Handelsbanken AB,
144A, 3 Month LIBOR + 0.010%	0.144(c)	01/21/22	88,000	88,004,079
Swedbank AB	0.110(n)	09/20/21	40,000	39,996,129
Swedbank AB	0.120(n)	11/03/21	100,000	99,977,600
Swedbank AB	0.120(n)	11/04/21	67,000	66,984,655
Texas Public Finance Authority	0.100	08/25/21	16,000	16,000,000
Texas Public Finance Authority	0.150	08/18/21	18,000	18,000,540
Texas Public Finance Authority	0.190	08/11/21	40,000	40,001,220
Toronto-Dominion Bank (The),
144A	0.110(n)	09/22/21	145,000	144,980,860
144A, 3 Month LIBOR + 0.090%	0.219(c)	12/03/21	22,000	22,006,192
Total Capital Canada Ltd.,
144A	0.096(n)	10/06/21	204,600	204,564,058
144A	0.120(n)	08/02/21	160,000	159,998,880
144A	0.170(n)	08/18/21	64,000	63,997,196
144A	0.180(n)	08/03/21	10,000	9,999,904
144A	0.180(n)	08/04/21	70,000	69,999,154
Toyota Credit Canada, Inc.	0.200(n)	10/20/21	98,000	97,964,731

See Notes to Financial Statements.

46

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Toyota Finance Australia Ltd.	0.160%(n)	01/25/22	80,000	$79,936,355
Toyota Motor Finance Netherlands BV	0.150(n)	01/12/22	60,000	59,957,117
Toyota Motor Finance Netherlands BV, 3 Month LIBOR + 0.090%	0.215(c)	09/14/21	62,000	62,005,708
UBS AG,
144A	0.240(n)	03/30/22	10,000	9,986,433
144A	0.251(n)	07/12/22	178,000	177,598,521
144A, SOFR + 0.190%	0.240(c)	06/15/22	50,000	50,002,504
144A, SOFR + 0.280%	0.330(c)	11/18/21	148,000	147,925,930
Unilever Capital Corp.,
144A	0.000(n)	09/13/21	50,000	49,995,625
144A	0.100(n)	09/07/21	60,000	59,995,450
Westpac Banking Corp.,
144A, 3 Month LIBOR + 0.000%	0.132(c)	01/28/22	78,000	78,000,174
144A, 3 Month LIBOR + 0.010%	0.143(c)	01/14/22	70,000	69,999,655
144A, 3 Month LIBOR + 0.010%	0.160(c)	08/23/21	198,800	198,805,489
144A, 3 Month LIBOR + 0.020%	0.139(c)	01/10/22	75,000	75,006,423

TOTAL COMMERCIAL PAPER
(cost $15,001,380,998)				15,001,952,763

CORPORATE BONDS 0.6%

Auto Manufacturers 0.2%
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.150%	0.304(c)	02/14/22	57,000	57,035,570
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.690%
(Cap N/A, Floor 0.000%)	0.809(c)	01/11/22	8,000	8,023,367

				65,058,937

Banks 0.2%
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	0.220	01/13/22	40,000	40,016,146
Oesterreichische Kontrollbank AG (Austria), Gov’t. Gtd. Notes	2.875	09/07/21	32,400	32,484,896

				72,501,042

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	47

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance 0.2%
Principal Life Global Funding II, Sec’d. Notes, 144A, 3 Month LIBOR + 0.400%	0.538%(c)	10/06/21	60,000	$60,038,878

TOTAL CORPORATE BONDS (cost $197,610,672)				197,598,857

REPURCHASE AGREEMENTS 15.7%
Amherst Pierpont Securities LLC,
0.055%, dated 07/28/21, due 08/04/21 in the amount of $200,002,139 collateralized by FNMA (coupon rates 1.874%-4.000%, maturity dates 07/01/36-08/01/56), with the aggregate value, including accrued interest, of $204,002,182			200,000	200,000,000
0.055%, dated 07/29/21, due 08/05/21 in the amount of $200,002,139 collateralized by FNMA (coupon rates 1.711%-4.500%, maturity dates 09/01/41-08/01/51), with the aggregate value, including accrued interest, of $204,002,183			200,000	200,000,000
0.055%, dated 07/30/21, due 08/02/21 in the amount of $500,002,292 collateralized by FHLMC (coupon rate 2.041%, maturity date 06/01/47), FNMA (coupon rates 1.855%-6.598%, maturity dates 07/01/28-08/01/51), and U.S. Treasury Securities (coupon rate 2.875%, maturity date 11/15/46), with the aggregate value, including accrued interest, of $510,002,338			500,000	500,000,000
Canadian Imperial Bank of Commerce, 0.055%, dated 07/28/21, due 01/28/22 in the amount of $150,042,167 collateralized by FHLMC (coupon rates 2.000%-2.114%, maturity dates 10/01/38-04/01/51) and FNMA (coupon rates 2.000%-4.500%, maturity dates 10/01/27-03/01/51), with the aggregate value, including accrued interest, of $153,001,169			150,000	150,000,000

See Notes to Financial Statements.

48

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
Cantor Fitzgerald & Co.,
0.055%, dated 07/30/21, due 08/02/21 in the amount of $500,002,292 collateralized by FFCSB (coupon rate 0.125%, maturity date 01/23/23), FHLMC (coupon rates 1.000%-3.133%, maturity dates 07/01/36-11/01/50), FNMA (coupon rates 1.318%-4.861%, maturity dates 08/01/33-06/01/51), GNMA (coupon rates 2.400%-6.000%, maturity dates 02/15/27-09/15/62), TVA (coupon rates 0.000%-5.880%, maturity dates 09/15/32-04/01/36), and U.S. Treasury Securities (coupon rates 0.000%-1.750%, maturity dates 12/31/24-02/15/31), with the aggregate value, including accrued interest, of $510,002,337	500,000	$500,000,000
CF Secured LLC,
0.055%, dated 07/30/21, due 08/02/21 in the amount of $900,004,125 collateralized by FHLMC (coupon rates 0.000%-3.500%, maturity dates 12/14/29-07/01/51), FNMA (coupon rates 0.000%-4.000%, maturity dates 06/01/26-04/01/51), GNMA (coupon rates 3.500%-4.587%, maturity dates 02/20/46-12/20/68), and U.S. Treasury Securities (coupon rates 0.000%-4.375%, maturity dates 11/15/21-05/15/51), with the aggregate value, including accrued interest, of $918,004,208	900,000	900,000,000
Goldman Sachs & Co.,
0.055%, dated 07/27/21, due 08/03/21 in the amount of $260,002,781 collateralized by FNMA (coupon rate 4.000%, maturity date 11/01/40) and GNMA (coupon rate 3.000%, maturity date 12/20/50), with the aggregate value, including accrued interest, of $265,201,216	260,000	260,000,000
ING Financial Markets LLC,
0.06%, dated 07/12/21, due 08/13/21 in the amount of $138,007,360 collateralized by FHLMC (coupon rates 1.500%-5.500%, maturity dates 11/01/29-05/01/51) and FNMA (coupon rates 1.500%-5.500%, maturity dates 02/01/35-01/01/57), with the aggregate value, including accrued interest, of $140,760,000	138,000	138,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	49

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
ING Financial Markets LLC, (cont’d.)
0.05%, dated 07/27/21, due 08/03/21 in the amount of $200,001,944 collateralized by U.S. Treasury Securities (coupon rates 0.000%-3.125%, maturity dates 11/04/21-05/15/48), with the aggregate value, including accrued interest, of $204,000,014	200,000	$200,000,000
NatWest Markets Securities, Inc.,
0.05%, dated 07/27/21, due 08/03/21 in the amount of $150,001,458 collateralized by U.S. Treasury Securities (coupon rates 0.625%-1.250%, maturity dates 03/31/28-08/15/30), with the aggregate value, including accrued interest, of $153,001,548,	150,000	150,000,000
Nomura Securities International, Inc.,
0.05%, dated 07/30/21, due 08/02/21 in the amount of $985,004,104 collateralized by FFCSB (coupon rate 0.140%, maturity date 04/08/22), FHLB (coupon rates 0.125%-2.875%, maturity dates 08/12/22-06/14/24), FHLMC (coupon rates 1.500%-4.500%, maturity dates 03/01/37-07/01/51), FNMA (coupon rates 0.625%-5.776%, maturity dates 10/07/21-04/01/59), GNMA (coupon rates 2.000%-4.500%, maturity dates 04/20/35-03/15/62), and U.S. Treasury Securities (coupon rates 0.000%-2.750%, maturity dates 02/15/24-11/15/40), with the aggregate value, including accrued interest, of $1,004,704,186	985,000	985,000,000
RBC Dominion Securities, Inc.,
0.055%, dated 07/27/21, due 08/03/21 in the amount of $695,007,433 collateralized by FHLMC (coupon rate 3.000%, maturity dates 07/01/49-01/01/50), FNMA (coupon rates 2.000%-4.500%, maturity dates 08/01/24-07/01/51) and GNMA (coupon rates 2.000%-4.000%, maturity dates 12/20/40-07/20/51), with the aggregate value, including accrued interest, of $708,900,000	695,000	695,000,000

See Notes to Financial Statements.

50

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
RBC Dominion Securities, Inc., (cont’d.)
0.055%, dated 07/28/21, due 08/04/21 in the amount of $100,001,069 collateralized by FHLMC (coupon rate 3.000%, maturity date 01/01/50), FNMA (coupon rate 2.500%, maturity date 07/01/51), and GNMA (coupon rates 2.000%-5.000%, maturity dates 02/15/39-07/20/51), with the aggregate value, including accrued interest, of $102,000,000			100,000	$100,000,000
0.05%, dated 07/30/21, due 08/02/21 in the amount of $255,001,063 collateralized by FNMA (coupon rate 2.500%, maturity date 07/01/51), GNMA (coupon rate 2.500%, maturity date 06/20/51), and U.S. Treasury Securities (coupon rates 2.375%-2.875%, maturity dates 05/15/46-05/15/51), with the aggregate value, including accrued interest, of $260,100,000			255,000	255,000,000
Standard Chartered Bank,
0.05%, dated 07/30/21, due 08/02/21 in the amount of $400,001,667 collateralized by FNMA (coupon rate 3.000%, maturity date 07/01/51), GNMA (coupon rate 2.000%, maturity date 04/20/51), and U.S. Treasury Securities (coupon rates 0.000%-3.125%, maturity dates 09/09/21-02/15/51), with the aggregate value, including accrued interest, of $408,001,753			400,000	400,000,000
TD Securities LLC,
0.055%, dated 07/30/21, due 08/02/21 in the amount of $80,000,367 collateralized by FHLB (coupon rates 0.000%-0.069%, maturity dates 08/04/21-01/28/22), with the aggregate value, including accrued interest, of $81,600,230,			80,000	80,000,000

TOTAL REPURCHASE AGREEMENTS (cost $5,713,000,000)				5,713,000,000

SOVEREIGN BOND 0.1%
Export Development Canada (Canada),
Sr. Unsec’d. Notes, 144A, EMTN (cost $25,023,139)	0.295%	06/29/22	25,000	24,977,069

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	51

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

TIME DEPOSITS 2.9%
ABN AMRO Bank NV	0.090%	08/03/21	160,000	$160,000,000
ABN AMRO Bank NV	0.090	08/04/21	145,000	145,000,000
ABN AMRO Bank NV	0.090	08/05/21	100,000	100,000,000
ABN AMRO Bank NV	0.090	08/06/21	200,000	200,000,000
Australia & New Zealand Banking Group Ltd.	0.120	09/07/21	125,000	125,000,000
Australia & New Zealand Banking Group Ltd.	0.135	10/06/21	140,000	140,000,000
Australia & New Zealand Banking Group Ltd.	0.140	10/01/21	65,000	65,000,000
Mizuho Bank Ltd.	0.080	08/02/21	34,144	34,144,000
Royal Bank of Canada	0.075	08/05/21	100,000	100,000,000

TOTAL TIME DEPOSITS (cost $1,069,144,000)				1,069,144,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 3.0%
Federal Farm Credit Bank,
1 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	0.089(c)	10/18/21	50,000	50,003,210
3 Month LIBOR + (0.130)% (Cap N/A, Floor 0.000%)	0.006(c)	11/29/21	35,000	34,999,180
Federal Home Loan Bank,
1 Month LIBOR + (0.020)% (Cap N/A, Floor 0.000%)	0.069(c)	12/17/21	45,000	45,003,660
3 Month LIBOR + (0.080)% (Cap N/A, Floor 0.000%)	0.070(c)	08/24/21	52,580	52,581,830
3 Month LIBOR + (0.095)% (Cap N/A, Floor 0.000%)	0.024(c)	09/13/21	71,545	71,543,959
3 Month LIBOR + (0.105)% (Cap N/A, Floor 0.000%)	0.071(c)	08/04/21	30,000	30,000,104
3 Month LIBOR + 0.100% (Cap N/A, Floor 0.000%)	0.232(c)	10/28/21	37,330	37,351,910
Federal Home Loan Bank	0.015	09/03/21	110,000	109,993,659
Federal Home Loan Bank	0.043(n)	09/08/21	280,000	279,982,004
Federal Home Loan Bank	0.044(n)	09/01/21	160,000	159,992,091
Federal Home Loan Bank	0.045(n)	08/25/21	27,200	27,199,018
Federal Home Loan Bank	0.050	01/25/22	52,000	51,988,103
Federal Home Loan Bank	0.060	03/29/22	124,000	124,001,455

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,074,652,349)				1,074,640,183

U.S. TREASURY OBLIGATIONS(n) 20.6%
U.S. Cash Management Bills	0.045	10/05/21	460,000	459,964,125
U.S. Treasury Bills	0.023	09/09/21	275,000	274,988,502
U.S. Treasury Bills	0.024	09/16/21	455,000	454,975,826
U.S. Treasury Bills	0.029	08/10/21	1,200,000	1,199,991,648
U.S. Treasury Bills	0.040	12/16/21	225,000	224,955,376
U.S. Treasury Bills	0.042	08/05/21	455,000	454,998,958
U.S. Treasury Bills	0.045	08/03/21	605,000	604,999,619

See Notes to Financial Statements.

52

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(n) (Continued)
U.S. Treasury Bills	0.045%	08/26/21	419,000	$418,989,525
U.S. Treasury Bills	0.045	09/02/21	228,000	227,991,165
U.S. Treasury Bills	0.045	09/14/21	500,000	499,973,125
U.S. Treasury Bills	0.045	09/21/21	190,000	189,986,806
U.S. Treasury Bills	0.046	08/19/21	349,000	348,993,819
U.S. Treasury Bills	0.046	10/07/21	129,000	128,988,175
U.S. Treasury Bills	0.047	08/24/21	451,000	450,987,597
U.S. Treasury Bills	0.047	09/23/21	180,000	179,988,300
U.S. Treasury Bills	0.047	10/14/21	275,000	274,974,904
U.S. Treasury Bills	0.048	10/21/21	691,000	690,922,967
U.S. Treasury Bills	0.048	10/28/21	190,000	189,974,745
U.S. Treasury Bills	0.058	12/23/21	210,000	209,956,207

TOTAL U.S. TREASURY OBLIGATIONS (cost $7,486,616,601)				7,486,601,389

TOTAL SHORT-TERM INVESTMENTS (cost $33,379,291,036)				33,380,026,057

TOTAL INVESTMENTS 100.3% (cost $36,446,327,356)				36,447,486,534
Liabilities in excess of other assets (0.3)%				(124,057,322)

NET ASSETS 100.0%				$36,323,429,212

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	53

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Certificates of Deposit	$—	$1,872,109,718	$—
Commercial Paper	—	359,010,467	—
Corporate Bonds	—	478,221,091	—
Municipal Bond	—	32,090,000	—
U.S. Government Agency Obligations	—	326,029,201	—
Short-Term Investments
Certificates of Deposit	—	2,812,111,796	—
Commercial Paper	—	15,001,952,763	—
Corporate Bonds	—	197,598,857	—
Repurchase Agreements	—	5,713,000,000	—
Sovereign Bond	—	24,977,069	—
Time Deposits	—	1,069,144,000	—
U.S. Government Agency Obligations	—	1,074,640,183	—
U.S. Treasury Obligations	—	7,486,601,389	—

Total	$—	$36,447,486,534	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2021 were as follows:

Commercial Paper	42.3%
U.S. Treasury Obligations	20.6
Repurchase Agreements	15.7
Certificates of Deposit	12.8
U.S. Government Agency Obligations	3.9
Time Deposits	2.9
Corporate Bonds	1.9

Municipal Bond	0.1%
Sovereign Bond	0.1

100.3
Liabilities in excess of other assets	(0.3)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

54

PGIM Core Ultra Short Bond Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	Amherst Pierpont Securities LLC	$900,000,000	$(900,000,000)	$—
Repurchase Agreements	Canadian Imperial Bank of Commerce	150,000,000	(150,000,000)	—
Repurchase Agreements	Cantor Fitzgerald & Co.	500,000,000	(500,000,000)	—
Repurchase Agreements	CF Secured LLC	900,000,000	(900,000,000)	—
Repurchase Agreements	Goldman Sachs & Co.	260,000,000	(260,000,000)	—
Repurchase Agreements	ING Financial Markets LLC	338,000,000	(338,000,000)	—
Repurchase Agreements	NatWest Markets Securities, Inc.	150,000,000	(150,000,000)	—
Repurchase Agreements	Nomura Securities International, Inc.	985,000,000	(985,000,000)	—
Repurchase Agreements	RBC Dominion Securities, Inc.	1,050,000,000	(1,050,000,000)	—
Repurchase Agreements	Standard Chartered Bank	400,000,000	(400,000,000)	—
Repurchase Agreements	TD Securities LLC	80,000,000	(80,000,000)	—

		$5,713,000,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	55

PGIM Core Ultra Short Bond Fund

Statement of Assets & Liabilities  (unaudited)

as of July 31, 2021

Assets
Investments at value:
Unaffiliated investments (cost $30,733,327,356)	$30,734,486,534
Repurchase Agreements (cost $5,713,000,000)	5,713,000,000
Cash	746
Interest receivable	3,061,731
Prepaid expenses and other assets	19,120

Total Assets	36,450,568,131

Liabilities
Payable for investments purchased	127,011,092
Management fee payable	87,455
Accrued expenses and other liabilities	22,170
Affiliated transfer agent fee payable	16,667
Trustees’ fees payable	1,103
Dividends payable	432

Total Liabilities	127,138,919

Net Assets	$36,323,429,212

Net assets were comprised of:
Shares of beneficial interest, at par	$36,319,935
Paid-in capital in excess of par	36,284,699,821
Total distributable earnings (loss)	2,409,456

Net assets, July 31, 2021	$36,323,429,212

Net asset value and redemption price per share
($36,323,429,212 ÷ 36,319,935,384 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

56

PGIM Core Ultra Short Bond Fund

Statement of Operations  (unaudited)

Six Months Ended July 31, 2021

Net Investment Income (Loss)
Interest income	$20,832,496

Expenses
Management fee	571,621
Transfer agent’s fees and expenses (including affiliated expense of $50,000)	50,342
Custodian and accounting fees	31,938
Audit fee	13,069
Legal fees and expenses	7,679
Trustees’ fees	5,004
Shareholders’ reports	3,638
Miscellaneous	32,980

Total expenses	716,271

Net investment income (loss)	20,116,225

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	98,881
Net change in unrealized appreciation (depreciation) on investments	(2,171,112)

Net gain (loss) on investment transactions	(2,072,231)

Net Increase (Decrease) In Net Assets Resulting From Operations	$18,043,994

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	57

PGIM Core Ultra Short Bond Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,116,225	$168,869,892
Net realized gain (loss) on investment transactions	98,881	3,628,289
Net change in unrealized appreciation (depreciation) on investments	(2,171,112)	(1,017,386)

Net increase (decrease) in net assets resulting from operations	18,043,994	171,480,795

Dividends and Distributions
Distributions from distributable earnings	(20,295,150)	(172,499,588)

Fund share transactions
Net proceeds from shares sold	104,056,079,245	272,436,300,863
Net asset value of shares issued in reinvestment of dividends and distributions	20,194,832	169,729,470
Cost of shares purchased	(98,716,226,606)	(261,854,715,517)

Net increase (decrease) in net assets from Fund share transactions	5,360,047,471	10,751,314,816

Total increase (decrease)	5,357,796,315	10,750,296,023

Net Assets:
Beginning of period	30,965,632,897	20,215,336,874

End of period	$36,323,429,212	$30,965,632,897

See Notes to Financial Statements.

58

PGIM Institutional Money Market Fund

Schedule of Investments  (unaudited)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SHORT-TERM INVESTMENTS 100.8%

CERTIFICATES OF DEPOSIT 29.7%
Bank of America NA	0.170%	11/08/21	70,000	$70,002,393
Bank of America NA, SOFR + 0.200%	0.250(c)	04/08/22	40,000	39,999,200
Bank of Montreal, 3 Month LIBOR + 0.040%	0.178(c)	10/06/21	2,000	2,000,142
3 Month LIBOR + 0.040%	0.187(c)	02/25/22	118,000	118,006,190
3 Month LIBOR + 0.050%	0.212(c)	08/10/21	5,000	5,000,091
3 Month LIBOR + 0.110%	0.229(c)	12/13/21	60,000	60,021,845
3 Month LIBOR + 0.100%	0.256(c)	11/17/21	105,000	105,031,363
Bank of Montreal	0.200	07/20/22	60,000	59,997,641
Bank of Montreal	0.210	10/15/21	72,000	72,017,551
Bank of Montreal	0.230	05/05/22	50,000	50,022,021
Bank of Nova Scotia, 3 Month LIBOR + 0.050%	0.185(c)	09/01/21	95,000	95,006,766
SOFR + 0.160%	0.210(c)	07/08/22	25,000	25,002,749
Bank of Nova Scotia	0.230	05/10/22	50,000	50,021,235
BNP Paribas Fortis SA	0.120	11/19/21	91,000	91,004,244
BNP Paribas Fortis SA	0.150	02/22/22	90,000	90,004,138
BNP Paribas SA	0.110	11/01/21	95,000	95,001,736
BNP Paribas SA, 3 Month LIBOR + 0.070%	0.246(c)	08/04/21	13,000	13,000,040
Canadian Imperial Bank of Commerce, 3 Month LIBOR + 0.030%	0.159(c)	03/03/22	75,000	75,000,749
1 Month BSBY + 0.100%	0.171(c)	01/24/22	30,000	30,000,000
3 Month LIBOR + 0.040%	0.194(c)	05/12/22	100,000	99,999,566
3 Month LIBOR + 0.070%	0.246(c)	08/03/21	168,500	168,500,000
3 Month LIBOR + 0.160%	0.335(c)	08/06/21	60,000	60,001,093
Citibank NA	0.160	06/06/22	115,000	114,987,092
Citibank NA	0.180	02/03/22	70,000	70,020,823
Commonwealth Bank of Australia, 3 Month LIBOR + 0.000%	0.135(c)	09/01/21	150,000	150,001,983
Cooperatieve Rabobank UA, 3 Month LIBOR + 0.030%	0.168(c)	07/06/22	25,000	24,999,816
3 Month LIBOR + 0.050%	0.176(c)	11/02/21	75,000	75,015,367
Cooperatieve Rabobank UA	0.210	12/01/21	5,000	5,001,704
Credit Agricole Corporate & Investment Bank	0.080	08/03/21	200,000	199,999,778
Credit Agricole Corporate & Investment Bank	0.080	08/05/21	190,000	189,999,683
Credit Industriel et Commercial, 3 Month LIBOR + 0.010%	0.135(c)	03/11/22	149,000	149,001,082
144A, 3 Month LIBOR + 0.040%	0.181(c)	08/26/21	25,000	25,001,155

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	59

PGIM Institutional Money Market Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT (Continued)
Credit Suisse AG,
SOFR + 0.300%	0.350%(c)	08/06/21	144,000	$144,006,440
SOFR + 0.350%	0.400(c)	08/03/21	90,000	90,002,760
Credit Suisse AG	0.240	02/15/22	27,000	27,004,912
Credit Suisse AG	0.340	11/01/21	3,000	3,001,477
Natixis SA, 3 Month LIBOR + 0.030%	0.161(c)	12/02/21	48,000	48,005,333
3 Month LIBOR + 0.030%	0.164(c)	01/21/22	63,300	63,308,653
3 Month LIBOR + 0.040%	0.174(c)	01/20/22	100,000	100,018,277
3 Month LIBOR + 0.130%	0.253(c)	12/09/21	123,500	123,558,173
Nordea Bank Abp, 3 Month LIBOR + 0.050%	0.184(c)	10/20/21	78,000	78,011,876
3 Month LIBOR + 0.230%	0.362(c)	01/28/22	4,000	4,004,481
Norinchukin Bank	0.160	09/03/21	10,000	10,000,661
Norinchukin Bank	0.280	12/02/21	27,000	27,013,850
Royal Bank of Canada, 3 Month LIBOR + 0.020%	0.180(c)	02/11/22	20,000	20,000,980
3 Month LIBOR + 0.050%	0.226(c)	08/02/21	75,000	75,000,000
3 Month LIBOR + 0.110%	0.228(c)	12/16/21	100,000	100,037,239
3 Month LIBOR + 0.110%	0.229(c)	12/15/21	19,000	19,007,047
SOFR + 0.200%	0.250(c)	08/06/21	45,000	45,001,487
Skandinaviska Enskilda Banken AB	0.200	08/16/21	33,000	33,002,025
Skandinaviska Enskilda Banken AB	0.230	05/03/22	25,000	25,011,101
Sumitomo Mitsui Banking Corp., 3 Month LIBOR + 0.000%	0.162(c)	08/10/21	70,000	70,000,545
1 Month LIBOR + 0.080%	0.169(c)	08/19/21	154,000	154,000,554
Sumitomo Mitsui Banking Corp.	0.180	08/17/21	143,000	143,006,429
Sumitomo Mitsui Banking Corp.	0.200	10/27/21	80,000	80,019,753
Sumitomo Mitsui Trust Bank Ltd.	0.070	08/03/21	360,000	359,999,201
Svenska Handelsbanken AB, 3 Month LIBOR + 0.020%	0.153(c)	01/14/22	100,000	100,008,210
3 Month LIBOR + 0.050%	0.185(c)	08/31/21	80,000	80,006,999
Toronto-Dominion Bank (The), 3 Month BSBY + 0.050%	0.136(c)	12/09/21	70,000	69,986,000
3 Month LIBOR + 0.010%	0.145(c)	11/29/21	70,000	70,000,671
3 Month LIBOR + 0.100%	0.255(c)	08/20/21	125,000	125,007,871
Toronto-Dominion Bank (The)	0.250	05/31/22	50,000	50,027,444
Westpac Banking Corp., 3 Month LIBOR + 0.010%	0.135(c)	01/26/22	50,000	49,999,821
3 Month LIBOR + 0.010%	0.148(c)	01/24/22	15,000	15,000,667

See Notes to Financial Statements.

60

PGIM Institutional Money Market Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT (Continued)
Westpac Banking Corp., (cont’d.)
3 Month LIBOR + 0.050%	0.226%(c)	08/03/21	50,000	$50,000,000

TOTAL CERTIFICATES OF DEPOSIT (cost $4,930,333,264)				4,930,730,173

COMMERCIAL PAPER 42.9%
Bank of America Securities, Inc., 144A	0.120(n)	12/08/21	100,000	99,951,239
144A	0.190(n)	05/20/22	87,000	86,867,136
Bank of Nova Scotia, 144A, 3 Month LIBOR + 0.000%	0.162(c)	11/09/21	22,000	21,999,902
144A, 3 Month LIBOR + 0.000%	0.168(c)	11/12/21	97,000	96,999,661
BNP Paribas SA, 144A	0.070(n)	08/02/21	95,000	94,999,366
BPCE SA, 144A	0.140(n)	11/01/21	40,000	39,987,362
Caisse des Depots et Consignations, 144A	0.050(n)	08/03/21	225,000	224,998,101
144A	0.060(n)	08/06/21	50,000	49,999,222
144A	0.090(n)	10/25/21	12,000	11,997,129
144A	0.090(n)	10/27/21	40,000	39,990,111
144A	0.090(n)	10/28/21	65,000	64,983,750
CDP Financial, Inc., 144A	0.090(n)	08/09/21	72,000	71,998,600
144A	0.100(n)	08/30/21	25,000	24,998,278
144A	0.100(n)	09/03/21	100,000	99,992,222
144A	0.110(n)	09/23/21	48,000	47,994,133
144A	0.110(n)	10/05/21	21,000	20,996,678
144A	0.110(n)	10/06/21	32,500	32,494,782
144A	0.110(n)	10/07/21	22,000	21,996,374
144A	0.110(n)	10/12/21	65,000	64,988,109
144A	0.120(n)	10/20/21	70,000	69,984,853
Citigroup Global Markets Inc., 144A	0.150(n)	08/11/21	40,000	39,998,933
144A	0.150(n)	09/01/21	50,000	49,995,875
144A	0.160(n)	09/13/21	33,000	32,996,288
144A	0.180(n)	12/02/21	22,000	21,990,681
144A	0.180(n)	12/03/21	58,000	57,975,234
144A	0.240(n)	07/12/22	60,000	59,864,670
Commonwealth Bank of Australia, 144A, 3 Month LIBOR + 0.000%	0.129(c)	09/03/21	45,000	45,000,582

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	61

PGIM Institutional Money Market Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
Credit Industriel et Commercial, 144A	0.100%(n)	11/04/21	8,000	$7,997,801
DNB Bank ASA, 144A, 3 Month LIBOR + 0.010%	0.142(c)	01/28/22	62,000	62,000,138
144A, 3 Month LIBOR + 0.040%	0.254(c)	08/11/21	35,000	35,000,644
Erste Abwicklungsanstalt, 144A	0.100(n)	10/14/21	120,000	119,973,400
European Investment Bank	0.090(n)	10/27/21	70,000	69,982,695
Federation Des Caisses Desjardins, 144A	0.070(n)	08/03/21	45,530	45,529,696
144A	0.090(n)	09/15/21	18,190	18,187,863
144A	0.090(n)	09/24/21	85,000	84,988,100
144A	0.090(n)	10/01/21	44,000	43,992,993
144A	0.090(n)	10/04/21	85,000	84,985,663
144A	0.100(n)	10/05/21	62,000	61,989,384
144A	0.100(n)	10/19/21	27,950	27,943,900
144A	0.140(n)	01/19/22	120,000	119,920,420
FMS Wertmanagement, 144A	0.100(n)	10/12/21	45,000	44,991,212
144A	0.110(n)	10/28/21	50,000	49,987,500
Goldman Sachs Bank USA, 144A	0.220(n)	01/14/22	85,000	84,927,807
Goldman Sachs International, 144A	0.120(n)	08/23/21	35,000	34,997,830
144A	0.130(n)	08/25/21	35,000	34,997,523
144A	0.160(n)	10/14/21	240,000	239,941,733
HSBC Bank PLC, 144A, 3 Month LIBOR + 0.130%	0.248(c)	09/16/21	150,000	150,019,815
144A	0.250(n)	10/26/21	57,000	56,975,059
144A, 3 Month LIBOR + 0.130%	0.255(c)	09/17/21	68,000	68,009,126
144A, 3 Month LIBOR + 0.130%	0.268(c)	10/06/21	75,000	75,010,723
Hydro-Quebec, 144A	0.070(n)	10/15/21	15,000	14,998,203
JPMorgan Securities LLC,
SOFR + 0.120%	0.170(c)	08/17/21	36,000	36,001,260
144A, SOFR + 0.140%	0.190(c)	01/25/22	100,000	100,015,294
144A, SOFR + 0.140%	0.190(c)	01/26/22	39,000	39,005,803
144A	0.200(n)	04/12/22	40,000	39,953,067
144A	0.230(n)	07/14/22	30,000	29,943,287
144A	0.230(n)	07/27/22	5,000	4,988,320
JPMorgan Securities LLC	0.140(n)	10/19/21	45,000	44,990,179
JPMorgan Securities LLC	0.190(n)	03/28/22	33,000	32,964,653

See Notes to Financial Statements.

62

PGIM Institutional Money Market Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
Kingdom of Denmark	0.050%(n)	08/03/21	97,000	$96,999,461
Kreditanstalt fuer Wiederaufbau, 144A	0.060(n)	08/02/21	50,000	49,999,709
144A	0.060(n)	08/03/21	50,000	49,999,611
144A	0.060(n)	08/04/21	84,000	83,999,184
144A	0.070(n)	08/05/21	25,000	24,999,708
144A	0.090(n)	11/10/21	50,000	49,986,553
LVMH Moet Hennessy Louis Vuitton SE, 144A	0.080(n)	08/03/21	32,000	31,999,787
144A	0.080(n)	08/05/21	25,000	24,999,750
144A	0.090(n)	08/11/21	73,000	72,998,394
144A	0.090(n)	08/12/21	148,000	147,996,420
144A	0.120(n)	11/18/21	15,000	14,994,311
National Australia Bank Ltd., 144A, US Federal Funds Effective Rate + 0.060%	0.160(c)	03/23/22	93,000	93,005,988
144A, 1 Month LIBOR + 0.070%	0.170(c)	02/11/22	115,000	115,012,582
National Securities Clearing Corp., 144A	0.110(n)	09/13/21	45,000	44,995,500
144A	0.110(n)	09/23/21	125,000	124,984,722
144A	0.110(n)	09/27/21	65,000	64,991,478
Natixis SA	0.090(n)	01/03/22	15,000	14,993,131
Nordea Bank Abp, 144A	0.090(n)	08/16/21	32,000	31,998,882
144A	0.110(n)	10/27/21	60,000	59,983,832
OMERS Finance Trust, 144A	0.110(n)	08/26/21	35,000	34,997,349
144A	0.130(n)	10/14/21	13,000	12,996,734
144A	0.130(n)	10/21/21	20,000	19,994,974
Ontario Teachers’ Finance Trust, 144A	0.150(n)	11/10/21	25,000	24,994,993
Port Authority of New York & New Jersey	0.210	10/28/21	5,000	5,000,123
Province of Alberta, 144A	0.100(n)	10/14/21	50,000	49,989,972
144A	0.100(n)	10/15/21	20,000	19,995,893
144A	0.110(n)	11/04/21	75,000	74,979,792
144A	0.120(n)	11/22/21	74,510	74,486,199
144A	0.130(n)	12/15/21	75,000	74,967,800
144A	0.150(n)	01/18/22	20,000	19,990,731
144A	0.150(n)	01/25/22	49,000	48,975,636
144A	0.170(n)	03/01/22	20,000	19,985,614
144A	0.200(n)	05/05/22	20,000	19,977,990

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	63

PGIM Institutional Money Market Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
Province of Quebec, 144A	0.060%(n)	10/18/21	35,000	$34,996,345
PSP Capital, Inc., 144A	0.100(n)	09/21/21	21,200	21,197,503
144A	0.100(n)	10/08/21	24,500	24,496,046
144A	0.110(n)	10/12/21	100,000	99,982,528
144A	0.110(n)	10/13/21	90,350	90,334,001
144A	0.110(n)	10/14/21	30,000	29,994,617
144A	0.110(n)	10/18/21	15,000	14,997,100
144A	0.110(n)	10/19/21	50,000	49,990,213
144A	0.110(n)	10/20/21	35,000	34,993,064
144A	0.110(n)	11/05/21	50,000	49,987,070
144A	0.130(n)	01/10/22	35,000	34,980,070
Royal Bank of Canada, 144A, 3 Month LIBOR + 0.050%	0.179(c)	08/01/22	50,000	50,000,000
Skandinaviska Enskilda Banken AB, 144A	0.080(n)	08/16/21	68,500	68,497,735
Svenska Handelsbanken AB, 144A, 3 Month LIBOR + 0.020%	0.151(c)	09/02/21	47,000	47,003,103
Swedbank AB	0.110(n)	09/20/21	30,000	29,997,097
Swedbank AB	0.120(n)	11/01/21	73,000	72,984,179
Swedbank AB	0.120(n)	11/03/21	95,000	94,978,720
Swedbank AB	0.130(n)	11/04/21	73,000	72,983,281
Texas Public Finance Authority	0.100	08/25/21	7,000	7,000,000
Toronto-Dominion Bank (The), 144A, 3 Month LIBOR + 0.090%	0.219(c)	12/03/21	15,000	15,004,222
Total Capital Canada Ltd., 144A	0.080(n)	08/02/21	100,000	99,999,300
144A	0.090(n)	08/18/21	43,700	43,698,086
144A	0.110(n)	10/06/21	25,000	24,995,608
Toyota Credit Canada, Inc.	0.190(n)	03/21/22	50,000	49,948,650
Toyota Finance Australia Ltd.	0.130(n)	10/13/21	149,000	148,964,303
UBS AG, 144A	0.160(n)	03/30/22	84,000	83,886,033
144A, 1 Month LIBOR + 0.130%	0.219(c)	09/17/21	90,000	90,002,103
144A	0.230(n)	05/24/22	144,000	143,740,143
144A, SOFR + 0.190%	0.240(c)	06/15/22	30,000	30,001,502
144A, SOFR + 0.190%	0.240(c)	06/16/22	25,000	25,001,320
144A, SOFR + 0.280%	0.330(c)	11/18/21	2,000	1,998,999
Unilever Capital Corp., 144A	0.100(n)	09/07/21	30,000	29,997,725

See Notes to Financial Statements.

64

PGIM Institutional Money Market Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
Westpac Banking Corp., 144A, 3 Month LIBOR + 0.020%	0.146%(c)	01/10/22	25,000	$25,002,141
144A, 3 Month LIBOR + 0.020%	0.176(c)	02/17/22	34,000	34,001,856
144A, 3 Month LIBOR + 0.010%	0.180(c)	02/07/22	98,000	97,999,286

TOTAL COMMERCIAL PAPER
(cost $7,134,660,045)				7,135,157,114

CORPORATE BONDS 3.3%

Auto Manufacturers 1.6%
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, GMTN, SOFR + 0.220% (Cap N/A, Floor 0.000%)	0.270(c)	03/28/22	73,600	73,619,256
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.060%	0.205(c)	10/01/21	93,000	93,011,742
Sr. Unsec’d. Notes, MTN, SOFR + 0.230%	0.280(c)	12/13/21	100,000	100,064,446

				266,695,444

Banks 1.5%
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	0.220	01/13/22	75,000	75,030,274
Oesterreichische Kontrollbank AG (Austria), Gov’t. Gtd. Notes	2.875	09/07/21	155,000	155,406,139
US Bank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.180%	0.314(c)	01/21/22	17,000	17,012,863

				247,449,276

Insurance 0.2%
Principal Life Global Funding II, Sec’d. Notes, 144A, 3 Month LIBOR + 0.400%	0.538(c)	10/06/21	36,000	36,023,327

TOTAL CORPORATE BONDS (cost $550,092,393)				550,168,047

MUNICIPAL BOND 0.2%

Texas
Board of Regents of the University of Texas System, Revenue Bonds, FRDD (cost $26,500,000)	0.050(cc)	08/06/21	26,500	26,500,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	65

PGIM Institutional Money Market Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description			Principal Amount (000)#	Value
REPURCHASE AGREEMENT 1.4%
Credit Agricole Corporate & Investment Bank, 0.055%, dated 07/30/21, due 08/02/21 in the amount of $230,101,055,collateralized by ADBB (coupon rates 0.250%-2.750%, maturity dates 07/14/23-01/24/30) and World Bank (coupon rate 0.401%, maturity date 02/11/31), with the aggregate value, including accrued interest, of $234,702,009 (cost $230,100,000)			230,100	$230,100,000

	Interest Rate	Maturity Date
TIME DEPOSITS 11.4%
ABN AMRO Bank NV	0.090%	08/03/21	100,000	100,000,000
ABN AMRO Bank NV	0.090	08/04/21	75,000	75,000,000
ABN AMRO Bank NV	0.090	08/05/21	75,000	75,000,000
ABN AMRO Bank NV	0.090	08/06/21	325,000	325,000,000
Australia & New Zealand Banking Group Ltd.	0.080	08/02/21	190,000	190,000,000
Australia & New Zealand Banking Group Ltd.	0.120	09/07/21	46,000	46,000,000
Australia & New Zealand Banking Group Ltd.	0.135	10/06/21	75,000	75,000,000
Australia & New Zealand Banking Group Ltd.	0.140	10/01/21	35,000	35,000,000
BNP Paribas SA	0.060	08/02/21	275,000	275,000,000
Credit Agricole Corporate & Investment Bank	0.060	08/02/21	165,000	165,000,000
Mizuho Bank Ltd.	0.080	08/02/21	310,000	310,000,000
Natixis SA	0.040	08/02/21	25,090	25,090,000
Royal Bank of Canada	0.050	08/02/21	111,000	111,000,000
Royal Bank of Canada	0.075	08/05/21	95,000	95,000,000

TOTAL TIME DEPOSITS (cost $1,902,090,000)				1,902,090,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.0%
Federal Farm Credit Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)	0.120(c)	02/17/22	23,000	23,008,590
Federal Home Loan Bank, 1 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	0.087(c)	09/28/21	121,000	121,007,405

See Notes to Financial Statements.

66

PGIM Institutional Money Market Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	0.110%(c)	02/11/22	22,000	$22,003,114

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $166,000,000)				166,019,109

U.S. TREASURY OBLIGATIONS(n) 10.9%
U.S. Treasury Bills	0.022	09/16/21	100,000	99,994,687
U.S. Treasury Bills	0.036	08/10/21	161,000	160,998,879
U.S. Treasury Bills	0.040	12/16/21	128,000	127,974,614
U.S. Treasury Bills	0.045	08/26/21	93,000	92,997,675
U.S. Treasury Bills	0.045	09/14/21	238,000	237,987,208
U.S. Treasury Bills	0.045	09/21/21	90,000	89,993,750
U.S. Treasury Bills	0.046	10/07/21	82,000	81,992,483
U.S. Treasury Bills	0.047	08/24/21	280,000	279,992,300
U.S. Treasury Bills	0.047	09/23/21	100,000	99,993,500
U.S. Treasury Bills	0.048	08/19/21	100,000	99,998,229
U.S. Treasury Bills	0.048	10/21/21	349,000	348,961,094
U.S. Treasury Bills	0.048	10/28/21	90,000	89,988,037

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,810,881,699)				1,810,872,456

TOTAL INVESTMENTS 100.8% (cost $16,750,657,401)				16,751,636,899
Liabilities in excess of other assets (0.8) %				(135,430,187)

NET ASSETS 100.0%				$16,616,206,712

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(n)	Rate shown reflects yield to maturity at purchased date.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	67

PGIM Institutional Money Market Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Certificates of Deposit	$—	$4,930,730,173	$—
Commercial Paper	—	7,135,157,114	—
Corporate Bonds	—	550,168,047	—
Municipal Bond	—	26,500,000	—
Repurchase Agreement	—	230,100,000	—
Time Deposits	—	1,902,090,000	—
U.S. Government Agency Obligations	—	166,019,109	—
U.S. Treasury Obligations	—	1,810,872,456	—

Total	$—	$16,751,636,899	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2021 were as follows:

Commercial Paper	42.9%
Certificates of Deposit	29.7
Time Deposits	11.4
U.S. Treasury Obligations	10.9
Corporate Bonds	3.3
Repurchase Agreement	1.4
U.S. Government Agency Obligations	1.0

Municipal Bond	0.2%

100.8
Liabilities in excess of other assets	(0.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

68

PGIM Institutional Money Market Fund

Schedule of Investments  (unaudited) (continued)

as of July 31, 2021

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreement	Credit Agricole Corporate & Investment Bank	$230,100,000	$(230,100,000)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	69

PGIM Institutional Money Market Fund

Statement of Assets & Liabilities  (unaudited)

as of July 31, 2021

Assets
Investments at value:
Unaffiliated investments (cost $16,750,657,401)	$16,751,636,899
Cash	830
Interest receivable	3,723,806
Prepaid expenses and other assets	12,348

Total Assets	16,755,373,883

Liabilities
Payable for investments purchased	138,118,598
Management fee payable	984,602
Accrued expenses and other liabilities	46,210
Affiliated transfer agent fee payable	16,667
Trustees’ fees payable	1,094

Total Liabilities	139,167,171

Net Assets	$16,616,206,712

Net assets were comprised of:
Shares of beneficial interest, at par	$16,625,868
Paid-in capital in excess of par	16,598,645,185
Total distributable earnings (loss)	935,659

Net assets, July 31, 2021	$16,616,206,712

Class D
Net asset value, offering price and redemption price per share, ($16,616,206,712 ÷ 16,625,867,739 shares of beneficial interest issued and outstanding)	$0.9994

See Notes to Financial Statements.

70

PGIM Institutional Money Market Fund

Statement of Operations  (unaudited)

Six Months Ended July 31, 2021

Net Investment Income (Loss)
Interest income	$15,630,129

Expenses
Management fee	13,374,797
Transfer agent’s fees and expenses (including affiliated expense of $ 50,000)	87,036
Custodian and accounting fees	61,276
Audit fee	13,186
Legal fees and expenses	7,793
Trustees’ fees	4,995
Shareholders’ reports	3,690
Miscellaneous	18,292

Total expenses	13,571,065
Less: Fee waiver and/or expense reimbursement	(7,329,493)

Net expenses	6,241,572

Net investment income (loss)	9,388,557

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	51,522
Net change in unrealized appreciation (depreciation) on investments	(2,691,749)

Net gain (loss) on investment transactions	(2,640,227)

Net Increase (Decrease) In Net Assets Resulting From Operations	$6,748,330

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	71

PGIM Institutional Money Market Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,388,557	$122,553,581
Net realized gain (loss) on investment transactions	51,522	587,861
Net change in unrealized appreciation (depreciation) on investments	(2,691,749)	15,973

Net increase (decrease) in net assets resulting from operations	6,748,330	123,157,415

Dividends and Distributions
Distributions from distributable earnings	(9,473,222)	(121,546,781)

Fund share transactions
Net proceeds from shares sold	61,251,460,958	164,488,986,884
Net asset value of shares issued in reinvestment of dividends and distributions	9,466,638	121,488,485
Cost of shares purchased	(64,763,339,411)	(160,983,076,991)

Net increase (decrease) in net assets from Fund share transactions	(3,502,411,815)	3,627,398,378

Total increase (decrease)	(3,505,136,707)	3,629,009,012

Net Assets:
Beginning of period	20,121,343,419	16,492,334,407

End of period	$16,616,206,712	$20,121,343,419

See Notes to Financial Statements.

72

PGIM Core Short-Term Bond Fund

Financial Highlights  (unaudited)

	Six Months Ended July 31, 2021		Year Ended January 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.23		$9.21	$9.22	$9.28	$9.27	$9.28
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.18	0.27	0.26	0.19	0.14
Net realized and unrealized gain (loss) on investment transactions	(0.02)		(0.03)	0.02	(0.04)	0.03	0.02
Total from investment operations	0.04		0.15	0.29	0.22	0.22	0.16
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.12)	(0.29)	(0.28)	(0.21)	(0.17)
Tax return of capital distributions	-		(0.01)	-	-	-	-
Distributions from net realized gains	-		-	(0.01)	-	-	-
Total dividends and distributions	(0.05)		(0.13)	(0.30)	(0.28)	(0.21)	(0.17)
Net asset value, end of period	$9.22		$9.23	$9.21	$9.22	$9.28	$9.27
Total Return(b):	0.38%		1.67%	3.16%	2.42%	2.36%	1.78%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,750,574		$2,749,526	$2,711,895	$2,911,225	$3,119,050	$3,050,290
Average net assets (000)	$2,749,221		$2,734,881	$2,860,307	$2,997,474	$3,082,883	$3,021,138
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.04	%(d)	0.04%	0.04%	0.03%	0.03%	0.03%
Expenses before waivers and/or expense reimbursement	0.04	%(d)	0.04%	0.04%	0.03%	0.03%	0.03%
Net investment income (loss)	1.35	%(d)	1.92%	2.91%	2.76%	2.04%	1.50%
Portfolio turnover rate(e)	19%		54%	43%	35%	53%	29%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	73

PGIM Core Short-Term Bond Fund

Financial Highlights  (unaudited) (continued)

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

74

PGIM Core Ultra Short Bond Fund

Financial Highlights  (unaudited)

	Six Months Ended July 31, 2021		Year Ended January 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	-	(b)	0.01	0.02	0.02	0.01	0.01
Net realized and unrealized gain (loss) on investment transactions	-	(b)	- (b)	- (b)	- (b)	- (b)	- (b)
Total from investment operations	-	(b)	0.01	0.02	0.02	0.01	0.01
Less Dividends and Distributions:
Dividends from net investment income	-	(b)	(0.01)	(0.02)	(0.02)	(0.01)	(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c):	0.07%		0.65%	2.38%	2.17%	1.18%	0.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$36,323,429		$30,965,633	$20,215,337	$20,975,373	$22,510,708	$25,556,796
Average net assets (000)	$30,522,796		$28,757,423	$20,937,015	$21,560,540	$23,440,098	$30,480,402
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.01	%(d)	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses before waivers and/or expense reimbursement	0.01	%(d)	0.01%	0.01%	0.01%	0.01%	0.01%
Net investment income (loss)	0.13	%(d)	0.59%	2.35%	2.14%	1.17%	0.60%
Portfolio turnover rate(e)	38%		114%	61%	94%	111%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	75

PGIM Core Ultra Short Bond Fund

Financial Highlights  (unaudited) (continued)

(e)

The Portfolio turnover rate calculation is for the six months ended July 31, 2021, the years ended January 31, 2021, 2020, 2019 and 2018 and the period March 30, 2016 through January 31, 2017, respectively, and includes floating rate daily demand notes. Prior to March 30, 2016, the Fund was classified as a money market under Rule 2a-7 of the Investment Company Act of 1940 and disclosure of the Fund’s portfolio turnover was not applicable.

See Notes to Financial Statements.

76

PGIM Institutional Money Market Fund

Financial Highlights  (unaudited)

	Six Months Ended July 31, 2021		Year Ended January 31,				July 19, 2016(a) through January 31, 2017
			2021	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$0.9996		$1.0001	$1.0002	$1.0001	$1.0002	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0005		0.0054	0.0230	0.0214	0.0114	0.0031
Net realized and unrealized gain (loss) on investment transactions	(0.0002)		- (c)	(0.0001)	-	(0.0001)	0.0002
Total from investment operations	0.0003		0.0054	0.0229	0.0214	0.0113	0.0033
Less Dividends and Distributions:
Dividends from net investment income	(0.0005)		(0.0059)	(0.0230)	(0.0213)	(0.0114)	(0.0031)
Net asset value, end of period	$0.9994		$0.9996	$1.0001	$1.0002	$1.0001	$1.0002
Total Return(d):	0.03%		0.54%	2.33%	2.16%	1.14%	0.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,616,207		$20,121,343	$16,492,334	$15,867,116	$13,215,520	$13,438,067
Average net assets (000)	$17,980,850		$22,809,258	$18,124,501	$15,329,904	$14,177,712	$12,592,981
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.07	%(e)	0.07%	0.07%	0.07%	0.07%	0.07	%(e)

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	77

PGIM Institutional Money Market Fund

Financial Highlights  (unaudited) (continued)

	Six Months Ended July 31, 2021		Year Ended January 31,				July 19, 2016(a) through January 31, 2017
			2021	2020	2019	2018
Expenses before waivers and/or expense reimbursement	0.15	%(e)	0.15%	0.16%	0.16%	0.16%	0.16	%(e)
Net investment income (loss)	0.11	%(e)	0.54%	2.30%	2.14%	1.14%	0.61	%(e)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

See Notes to Financial Statements.

78

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 2 (“PIP2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PIP2 currently consists of eleven separate series: PGIM Core Conservative Bond Fund, PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund, PGIM Institutional Money Market Fund, PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Emerging Markets Equity Fund, PGIM QMA International Developed Markets Index Fund, PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund and PGIM TIPS Fund, each of which are diversified funds for purposes of the 1940 Act, and PGIM QMA Commodity Strategies Fund, which is a non-diversified fund for purposes of the 1940 Act.

These financial statements relate only to the PGIM Core Short-Term Bond Fund, the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund (each, a “Fund” and collectively, the “Funds”). Shares of the Funds are not registered under the Securities Act of 1933, as amended.

The investment objective of each of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund is current income consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the PGIM Core Short-Term Bond Fund is income consistent with relative stability of principal.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. PIP2’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation

79

Notes to Financial Statements (unaudited) (continued)

Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

80

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Repurchase Agreements: Certain Funds entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy

81

Notes to Financial Statements (unaudited) (continued)

proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Swap Agreements: The PGIM Core Short-Term Bond Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The PGIM Core Short-Term Bond Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Funds used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Master Netting Arrangements: The Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Funds to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

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In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Liquidity Fees and Gates: The PGIM Institutional Money Market Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates if the Fund’s weekly liquid assets fall below a designated threshold, subject to the discretion of the Board. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a liquidity fee in the default amount of 1% of the value of shares redeemed unless the Board determines that not doing so is in the best interests of the Fund.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The PGIM Institutional Money Market Fund and PGIM Core Ultra Short Bond Fund declare all of their net investment income and net realized short-term capital gains, if any, as dividends daily to their shareholders of record at the time of such declaration and pay monthly to their shareholders of record at the time of such declaration. The PGIM Core Short-Term Bond Fund declares all of its net investment income as

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Notes to Financial Statements (unaudited) (continued)

dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

Under a management agreement with PIP2, PGIM Investments manages each Fund’s investment operations and administers its business affairs. Pursuant to this agreement, the Manager has responsibility for all investment management services and supervises the subadviser’s performance of such services.

PGIM Investments has entered into subadvisory agreements with PGIM Limited and PGIM, Inc., which provides subadvisory services to the Funds through its PGIM Fixed Income unit (each a “subadviser”and collectively the “subadvisers”). For their services on the PGIM Core Ultra Short Bond Fund and PGIM Core Short-Term Bond Fund, the subadvisers are reimbursed by PGIM Investments for direct costs, excluding profit and overhead, incurred by the subadvisers in furnishing services to PGIM Investments. PGIM Investments pays for the services of the subadvisers on the PGIM Institutional Money Market Fund.

The PGIM Core Ultra Short Bond Fund and PGIM Core Short-Term Bond Fund reimburse PGIM Investments for its costs and expenses incurred in managing each Fund’s investment operations and administering its business affairs. The costs are accrued daily and payable monthly. For the reporting period ended July 31, 2021, such costs were at an effective annual rate of 0.026% for the PGIM Core Short-Term Bond Fund and 0.004% for the PGIM Core Ultra Short Bond Fund. The management fee paid to the Manager by the PGIM Institutional Money Market Fund was accrued daily and payable monthly at an annual rate of 0.15% of the average daily net assets of the Fund. All amounts paid or payable by the Fund to the Manager, under the agreement, are reflected in the Statement of Operations.

The Manager has contractually agreed through May 31, 2022, to limit the total annual operating expenses after fee waivers and/or expense reimbursements to 0.07% of the PGIM Institutional Money Market Fund’s average daily net assets. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses and

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certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PGIM Investments, PGIM Limited, and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The PGIM Core Short-Term Bond Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of PIP2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services, to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended July 31, 2021, no 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended July 31, 2021, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM Core Short-Term Bond Fund	$465,591,527	$491,799,673
PGIM Core Ultra Short Bond Fund	1,087,963,125	1,106,700,000
PGIM Institutional Money Market Fund	—	—

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Notes to Financial Statements (unaudited) (continued)

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended July 31, 2021, is presented as follows:

PGIM Core Short-Term Bond Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund (1)(wb)
$559,900	$480,843,166	$423,335,358	$—	$—	$58,067,708	58,067,708	$18,808

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of July 31, 2021 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
PGIM Core Short-Term Bond Fund	$2,723,091,828	$20,656,809	$(6,269,026)	$14,387,783
PGIM Core Ultra Short Bond Fund	36,446,327,356	1,577,518	(418,340)	1,159,178
PGIM Institutional Money Market Fund	16,750,657,401	1,093,187	(113,689)	979,498

For federal income tax purposes, the PGIM Core Short-Term Bond Fund had a capital loss carryforward as of January 31, 2021 of approximately $36,073,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended January 31, 2021 are subject to such review.

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7.	Capital and Ownership

Shares of the PGIM Core Short-Term Bond Fund, the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund are available only to investment companies managed by PGIM Investments and, as applicable, certain investment advisory clients of PGIM, Inc.

PIP2 has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

As of July 31, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned all shares of the Funds.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Affiliated		Unaffiliated
Fund	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
PGIM Core Short-Term Bond Fund	2	95.2%	—	—%
PGIM Core Ultra Short Bond Fund	7	64.7	—	—
PGIM Institutional Money Market Fund	4	33.8	—	—

Transactions in shares of beneficial interest were as follows:

	PGIM Core Short-Term Bond Fund		PGIM Core Ultra Short Bond Fund
	Shares	Amount	Shares	Amount
Six months ended July 31, 2021:
Shares sold	1,083,717	$9,999,999	104,056,076,543	$104,056,079,245
Shares issued in reinvestment of dividends and distributions	459,183	4,234,317	20,194,832	20,194,832
Shares purchased	(1,083,717)	(10,000,000)	(98,716,226,606)	(98,716,226,606)

Net increase (decrease) in shares outstanding	459,183	$4,234,316	5,360,044,769	$5,360,047,471

Year ended January 31, 2021:
Shares sold	190,793,878	$1,738,879,927	272,436,300,500	$272,436,300,863
Shares issued in reinvestment of dividends and distributions	1,269,656	11,638,591	169,729,470	169,729,470
Shares purchased	(188,479,560)	(1,719,601,850)	(261,854,715,517)	(261,854,715,517)

Net increase (decrease) in shares outstanding	3,583,974	$30,916,668	10,751,314,453	$10,751,314,816

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Notes to Financial Statements (unaudited) (continued)

	PGIM Institutional Money Market Fund
	Shares	Amount
Six months ended July 31, 2021:
Shares sold	61,283,475,275	$61,251,460,958
Shares issued in reinvestment of dividends and distributions	9,471,738	9,466,638
Shares purchased	(64,797,255,617)	(64,763,339,411)

Net increase (decrease) in shares outstanding	(3,504,308,604)	$(3,502,411,815)

Year ended January 31, 2021:
Shares sold	164,566,353,559	$164,488,986,884
Shares issued in reinvestment of dividends and distributions	121,530,035	121,488,485
Shares purchased	(161,047,901,868)	(160,983,076,991)

Net increase (decrease) in shares outstanding	3,639,981,726	$3,627,398,378

8.	Borrowings

PIP2, on behalf of the PGIM Core Short-Term Bond Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The PGIM Core Short-Term Bond Fund did not utilize the SCA during the reporting period ended July 31, 2021.

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9.	Risks of Investing in the Funds

The Funds’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to a Fund or may impair a Fund’s ability satisfy shareholder redemption requests.

Credit Risk: The debt obligations in which a Fund invests are generally subject to the risk that the issuer may be unable to repay principal and make interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. All securities purchased by a Fund must present minimal credit risk in the opinion of the subadviser. A Fund is subject to the risk that the subadviser’s credit risk determinations may be incorrect. In addition, the credit quality of the securities held by a Fund may change rapidly in certain market conditions, which could result in significant net asset value deterioration.

Cyber Security Risk: Failures or breaches of the electronic systems of a Fund, a Fund’s manager, subadviser and other service providers, or the issuers of securities in which a Fund invests have the ability to cause disruptions and negatively impact a Fund’s business operations, potentially resulting in financial losses to a Fund and its shareholders. While a Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, a Fund cannot control the cyber security plans and systems of a Fund’s service providers or issuers of securities in which a Fund invests.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. A Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by a Fund for redemption before it matures and a Fund may lose income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to a Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, a Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to a Fund. A Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary

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Notes to Financial Statements (unaudited) (continued)

market may not always exist for a Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to a Fund.

The US Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which a Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Fees and Gates Risk: The PGIM Institutional Money Market Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the PGIM Institutional Money Market Fund’s weekly liquid assets fall below a designated threshold, subject to the discretion of the PGIM Institutional Money Market Fund’s Board. If the PGIM Institutional Money Market Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the PGIM Institutional Money Market Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the PGIM Institutional Money Market Fund must impose a liquidity fee in the default amount of 1% of the value of shares redeemed unless the Board determines that not doing so is in the best interests of the PGIM Institutional Money Market Fund.

Floating Net Asset Value Risk: The PGIM Institutional Money Market Fund’s NAV floats. The value of the PGIM Institutional Money Market Fund’s shares is calculated to four decimal places and will vary, reflecting the value of the portfolio of investments held by the PGIM

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Institutional Money Market Fund. It is possible to lose money by investing in the PGIM Institutional Money Market Fund. The PGIM Institutional Money Market Fund’s shareholders should not rely on or expect the PGIM Institutional Money Market Fund’s manager to purchase distressed assets from the PGIM Institutional Money Market Fund, enter into capital support agreements with the PGIM Institutional Money Market Fund, or make capital infusions into the PGIM Institutional Money Market Fund.

Foreign Securities Risk: A Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of a Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Increase in Expenses Risk: Your actual cost of investing in a Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and a Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of a Fund’s holdings may fall sharply. This is referred to as “extension risk.” A Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

This is the risk that the securities in which the PGIM Institutional Money Market Fund invests could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities generally are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. A sharp and unexpected rise in interest rates could increase the likelihood that the PGIM Institutional Money Market Fund’s share price will fluctuate from $1.0000.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its

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Notes to Financial Statements (unaudited) (continued)

affiliates, may from time to time own or control a substantial amount of a Fund’s shares. There is no requirement that these entities maintain their investment in a Fund. There is a risk that such large shareholders or that a Fund’s shareholders generally may redeem all or a substantial portion of their investments in a Fund in a short period of time, which could have a significant negative impact on a Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact a Fund’s ability to implement its investment strategy. A Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, a Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Fund as well as loan facilities used by a Fund.

The potential effect of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Certain proposed replacement rates to LIBOR, such as the Secured Overnight Financing Rate (“SOFR”), are materially different from LIBOR, and changes in the applicable spread for instruments previously linked to LIBOR will need to be made in order for instruments to pay similar rates. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to reduced coupons on debt held by a Fund, higher rates required to be paid by a Fund on bank lines of credit due to increases in spreads, increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting a Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.

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Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that a Fund could not meet requests to redeem shares issued by a Fund without significant dilution of remaining investors’ interests in a Fund. A Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If a Fund is forced to sell these investments to pay redemption proceeds or for other reasons, a Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the outbreak of COVID-19 globally in 2020 or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on a Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which a Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of a Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by a Fund fall, the value of your investment in a Fund will decline.

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Notes to Financial Statements (unaudited) (continued)

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, a Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Repurchase Agreements Risk: Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that a Fund has purchased has decreased, a Fund could experience a loss.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. The maximum potential liability of the issuers of some US Government securities held by a Fund may greatly exceed their current resources, including their legal right to support from the US Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Variable and Floating Rate Bonds Risk: Variable and floating rate bonds are subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for a Fund to dispose of them if the issuer defaults.

When-Issued and Delayed-Delivery Transactions Risk: When-issued and delayed-delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Yield Risk: The amount of income received by the PGIM Institutional Money Market Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the PGIM Institutional Money Market Fund’s expenses could absorb all or a significant portion of the PGIM Institutional Money Market Fund’s income. If

94

interest rates increase, the PGIM Institutional Money Market Fund’s yield may not increase proportionately. For example, the PGIM Institutional Money Market Fund’s investment manager may discontinue any temporary voluntary fee limitation.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Funds.

95

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund (“the Funds”) have adopted and implemented a liquidity risk management program (the “LRMP”). The Funds’ LRMP seeks to assess and manage the Funds’ liquidity risk, which is defined as the risk that the Funds are unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Funds. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Funds’ investment manager, to serve as the administrator of the Funds’ LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Funds’ LRMP includes a number of processes designed to support the assessment and management of their liquidity risk. In particular, the Funds’ LRMP includes no less than annual assessments of factors that influence the Funds’ liquidity risk; no less than monthly classifications of the Funds’ investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Funds’ assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Funds do not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Funds’ LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Funds’ LRMP was reasonably designed to assess and manage the Funds’ liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Funds’ investment strategies continue to be appropriate given the Funds’ status as open-end funds.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Funds, including liquidity risks presented by the Funds’ investment portfolio, is found in the Funds’ Prospectus and Statement of Additional Information.

96

Approval of Advisory Agreements

PGIM Core Short-Term Bond Fund

PGIM Core Ultra Short Bond Fund

The Board of Trustees

The Board of Trustees (the “Board”) of PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund1 (each, a “Fund,” and collectively, the “Funds”) consists of ten individuals, eight of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Funds and their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and each Fund’s subadvisory agreement with PGIM Limited (“PGIML”) and PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7-10, 2021 and approved the renewal of the agreements through July 31, 2022, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of each Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Fund and

[1]	PGIM Core Short-Term Bond Fund and PGIM Ultra Short Bond Fund are both series of Prudential Investment Portfolios 2.

PGIM Investment Portfolios 2

Approval of Advisory Agreements (continued)

its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Funds. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-10, 2021.

The Trustees determined that the overall arrangements between the Funds and PGIM Investments, which serves as the Funds’ investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIML and PGIM, which serve as each Fund’s subadvisers pursuant to the terms of subadvisory agreements with PGIM Investments, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PGIM Investments, PGIML and PGIM Fixed Income. The Board noted that PGIML and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Funds, as well as the provision of fund recordkeeping, compliance and other services to each Fund, and PGIM Investments’ role as administrator for the Funds’ liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Funds who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Fixed Income, which it noted had been selected by PGIM Investments, including investment research and security selection, as well as adherence to the Funds’ investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of each Fund, PGIML and

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PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of the PGIML and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIML’s and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to each of PGIM Investments, PGIML and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIML and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Funds by PGIML and PGIM Fixed Income, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Funds’ investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to PGIM Core Short-Term Bond Fund during the year ended December 31, 2020 exceeded the benefits gained by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the Funds do not have a traditional management structure, because they are operated at cost. Accordingly, the Board determined that the Funds, which have low expenses, benefit directly from any cost savings experienced by PGIM Investments.

PGIM Investment Portfolios 2

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments, PGIML and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Fixed Income and their affiliates as a result of their relationship with the Funds. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Funds’ transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Funds. The Board concluded that the potential benefits to be derived by PGIML and PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIML and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Funds / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Funds for the one-, three-, five-, and ten-year periods ended December 31, 2020. With respect to the fees and expenses of each Fund, because each Fund is operated at cost, the Board did not consider fees and expenses as a meaningful factor in its deliberations.

The mutual funds included in each Fund’s Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed each Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

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PGIM Core Ultra Short Bond Fund	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its Peer Universe median over all periods.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Core Short- Term Bond Fund	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of each Fund and its shareholders.

PGIM Investment Portfolios 2

Approval of Advisory Agreements

PGIM Institutional Money Market Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Institutional Money Market Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Limited (“PGIML”) and PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7-10, 2021 and approved the renewal of the agreements through July 31, 2022, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its

[1]	PGIM Institutional Money Market Fund is a series of Prudential Investment Portfolios 2.

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shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-10, 2021.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIML and PGIM, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIML and PGIM Fixed Income. The Board noted that PGIML and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIML and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of the

PGIM Investment Portfolios 2

Approval of Advisory Agreements (continued)

PGIML and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIML’s, PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIML and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIML and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIML and PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that, while the Fund does not have breakpoints in its management fees, economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

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The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIML and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIML and PGIM Fixed Income included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIML and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one- and three-year periods ended December 31, 2020. The Board considered that the Fund commenced operations on July 19, 2016 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2020. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

PGIM Investment Portfolios 2

Approval of Advisory Agreements (continued)

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its Peer Universe median over all periods.
•	The Board considered that the Fund commenced operations on July 19, 2016 and that longer-term performance was not yet available.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.07% through May 31, 2022.

•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Funds have delegated to the Funds’ subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Dana E. Cordes, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102
	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of each Fund carefully before investing. The prospectuses contain this and other information about the Funds. An investor may obtain a prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. Each prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, c/o PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

PGIM Core Short-Term Bond Fund and PGIM Core Ultra-Short Bond Fund: The Funds’ file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT filings are available on the Commission’s website at sec.gov.

PGIM Institutional Money Market Fund: The Fund files a complete schedule of portfolio holdings with the Commission monthly on Form N-MFP. The Commission delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Form N-MFP filings (along with the Fund’s annual report filed on Form N-CSR and semi-annual report filed on Form N-CSRS) are available on the Commission’s website at sec.gov. The Fund’s complete holdings are also available on pgim.com/investments.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

CUSIP
PGIM CORE SHORT-TERM BOND FUND	74440E102
PGIM CORE ULTRA SHORT BOND FUND	74440E201
PGIM INSTITUTIONAL MONEY MARKET FUND	74440E300

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

 Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	September 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 22, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	September 22, 2021